UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06431

AMG FUNDS II

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

AMG FUNDS LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: December 31st

Date of reporting period: MARCH 31, 2015 (1st Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (unaudited)

March 31, 2015

	Shares	Value
Common Stocks - 63.8%
Consumer Discretionary - 8.7%
AMC Entertainment Holdings, Inc., Class A	110	$3,904
American Axle & Manufacturing Holdings, Inc.*	420	10,849
American Eagle Outfitters, Inc.	270	4,612
Asbury Automotive Group, Inc.*	275	22,852
Barnes & Noble, Inc.*	160	3,800
Best Buy Co., Inc.	2,730	103,167
Big Lots, Inc.	2,475	118,874
BJ’s Restaurants, Inc.*	60	3,027
Brown Shoe Co., Inc.	260	8,528
Brunswick Corp.	125	6,431
Buffalo Wild Wings, Inc.*	30	5,437
Build-A-Bear Workshop, Inc.*	825	16,211
Burlington Stores, Inc.*	140	8,319
Cablevision Systems Corp., Class A	12,440	227,652
Capella Education Co.	10	649
CarMax, Inc.*	1,420	97,994
Choice Hotels International, Inc.	1,100	70,477
Comcast Corp., Class A	10,080	569,218
Cooper Tire & Rubber Co.	80	3,427
Cracker Barrel Old Country Store, Inc.	165	25,103
Dana Holding Corp.	110	2,328
Domino’s Pizza, Inc.	3,190	320,754
Expedia, Inc.	1,020	96,013
Foot Locker, Inc.	4,480	282,240
Grand Canyon Education, Inc.*	80	3,464
Group 1 Automotive, Inc.	50	4,316
Hanesbrands, Inc.	9,400	314,994
Harman International Industries, Inc.	1,020	136,303
Helen of Troy, Ltd.*	60	4,889
The Home Depot, Inc.	2,325	264,143
HSN, Inc.	300	20,469
Isle of Capri Casinos, Inc.*	1,070	15,033
Jack in the Box, Inc.	185	17,745
Johnson Controls, Inc.	2,490	125,596
Lear Corp.	1,200	132,984
Life Time Fitness, Inc.*	30	2,129
Lowe’s Cos., Inc.	6,370	473,864
The Madison Square Garden Co., Class A*	400	33,860
Marriott International Inc., Class A	4,145	332,926
Marriott Vacations Worldwide Corp.	150	12,158
Michael Kors Holdings, Ltd.*	1,370	90,078
Murphy USA, Inc.*	400	28,948
Nautilus, Inc.*	320	4,886

	Shares	Value
New Media Investment Group, Inc.	70	$1,675
NIKE, Inc., Class B	2,300	230,759
Norwegian Cruise Line Holdings, Ltd.*	4,670	252,227
Nutrisystem, Inc.	230	4,595
Office Depot, Inc.*	340	3,128
O’Reilly Automotive, Inc.*	1,330	287,599
Penske Automotive Group, Inc.	40	2,060
PetMed Express, Inc.	180	2,974
Pool Corp.	130	9,069
The Priceline Group, Inc.*	85	98,953
Select Comfort Corp.*	240	8,273
Signet Jewelers, Ltd.	800	111,032
Skechers U.S.A., Inc., Class A*	300	21,573
Staples, Inc.	3,015	49,099
Starwood Hotels & Resorts Worldwide, Inc.	1,410	117,735
Strayer Education, Inc.*	70	3,739
Target Corp.	4,605	377,932
Tenneco, Inc.*	170	9,761
Time Warner, Inc.	1,610	135,948
Tower International, Inc.*	210	5,586
Universal Electronics, Inc.*	240	13,546
The Walt Disney Co.	8,410	882,125
Williams-Sonoma, Inc.	1,030	82,101
World Wrestling Entertainment, Inc., Class A1	320	4,483
Total Consumer Discretionary		6,746,623
Consumer Staples - 4.8%
Altria Group, Inc.	4,405	220,338
Archer-Daniels-Midland Co.	5,055	239,607
Avon Products, Inc.	3,645	29,124
Bunge, Ltd.	770	63,417
Casey’s General Stores, Inc.	100	9,010
Central Garden & Pet Co., Class A*	810	8,602
The Clorox Co.	2,120	234,027
Coca-Cola Bottling Co. Consolidated	30	3,392
The Coca-Cola Co.	1,275	51,701
ConAgra Foods, Inc.	800	29,224
Constellation Brands, Inc., Class A*	4,415	513,067
Dr Pepper Snapple Group, Inc.	3,510	275,465
Fresh Del Monte Produce, Inc.	210	8,171
The Fresh Market, Inc.*	50	2,032
Hormel Foods Corp.	1,050	59,692
Keurig Green Mountain, Inc.	575	64,245
Kimberly-Clark Corp.	550	58,910
The Kroger Co.	3,665	280,959
Mead Johnson Nutrition Co.	800	80,424

AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Consumer Staples - 4.8% (continued)
Monster Beverage Corp.*	2,240	$310,005
National Beverage Corp.*	100	2,441
PepsiCo, Inc.	1,400	133,868
Philip Morris International, Inc.	950	71,564
Pilgrim’s Pride Corp.[1]	8,670	195,855
The Procter & Gamble Co.	3,700	303,178
Reynolds American, Inc.	3,350	230,849
Sanderson Farms, Inc.[1]	70	5,576
SUPERVALU, Inc.*	910	10,583
USANA Health Sciences, Inc.*	30	3,334
Walgreens Boots Alliance, Inc.	300	25,404
The WhiteWave Foods Co.*	4,900	217,266
Total Consumer Staples		3,741,330
Energy - 3.8%
Alon USA Energy, Inc.	260	4,308
Anadarko Petroleum Corp.	1,325	109,723
Atwood Oceanics, Inc.	5,190	145,891
Baker Hughes, Inc.	500	31,790
Carrizo Oil & Gas, Inc.*	45	2,234
Cheniere Energy, Inc.*	3,250	251,550
Chevron Corp.	2,655	278,722
ConocoPhillips	3,190	198,609
Delek US Holdings, Inc.	300	11,925
Diamondback Energy, Inc.*	25	1,921
EQT Corp.	505	41,849
Exxon Mobil Corp.	6,125	520,625
Gulf Island Fabrication, Inc.	355	5,275
Hess Corp.	1,410	95,697
Matrix Service Co.*	90	1,580
National Oilwell Varco, Inc.	930	46,491
Newpark Resources, Inc.*	580	5,284
Occidental Petroleum Corp.	1,595	116,435
Oil States International, Inc.*	700	27,839
Pacific Ethanol, Inc.*,1	1,685	18,181
PDC Energy, Inc.*	90	4,864
Phillips 66	1,245	97,857
REX American Resources Corp.*	130	7,905
Schlumberger, Ltd.	2,095	174,807
Southwestern Energy Co.*	6,750	156,533
Synergy Resources Corp.*	530	6,281
Teekay Tankers, Ltd., Class A	3,260	18,712
Tesoro Corp.	2,790	254,699
US Silica Holdings, Inc.	290	10,327
Valero Energy Corp.	3,960	251,935

	Shares	Value
Western Refining, Inc.	170	$8,396
Total Energy		2,908,245
Financials - 8.5%
Aflac, Inc.	1,000	64,010
AG Mortgage Investment Trust, Inc.	825	15,543
Allied World Assurance Co. Holdings AG	1,900	76,760
The Allstate Corp.	2,260	160,844
Ambac Financial Group, Inc.*	400	9,680
American International Group, Inc.	390	21,368
Ameriprise Financial, Inc.	410	53,644
Ameris Bancorp	110	2,903
AmTrust Financial Services, Inc.[1]	40	2,279
Annaly Capital Management, Inc.	1,690	17,576
Anworth Mortgage Asset Corp.	1,820	9,264
Aspen Insurance Holdings, Ltd.	2,540	119,964
Associated Banc-Corp.	4,390	81,654
Associated Estates Realty Corp.	230	5,676
Axis Capital Holdings, Ltd.	970	50,033
Banco Latinoamericano de Comercio Exterior, S.A.	110	3,607
Bank of America Corp.	18,350	282,406
Bank of the Ozarks, Inc.	170	6,278
Berkshire Hathaway, Inc., Class B*	1,100	158,752
BGC Partners, Inc., Class A	990	9,355
Brixmor Property Group, Inc.	2,370	62,923
Cathay General Bancorp	330	9,388
CBOE Holdings, Inc.	1,490	85,533
Chatham Lodging Trust	190	5,588
Chesapeake Lodging Trust	80	2,706
Chimera Investment Corp.	28,840	90,558
The Chubb Corp.	1,030	104,133
Citigroup, Inc.	1,550	79,856
City Holding Co.	160	7,525
CME Group, Inc.	2,255	213,571
Comerica, Inc.	4,210	189,997
Commerce Bancshares, Inc.	2,130	90,142
CyrusOne, Inc.	100	3,112
CYS Investments, Inc.	270	2,406
EPR Properties	30	1,801
Everest Re Group, Ltd.	425	73,950
Extra Space Storage, Inc.	4,210	284,470
FelCor Lodging Trust, Inc.	180	2,068
First American Financial Corp.	370	13,202
First BanCorp/Puerto Rico*	650	4,030
First Defiance Financial Corp.	90	2,954

AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Financials - 8.5% (continued)
First Horizon National Corp.	6,300	$90,027
First Merchants Corp.	110	2,589
The Geo Group, Inc.	170	7,436
The Goldman Sachs Group, Inc.	570	107,143
Great Southern Bancorp, Inc.	230	9,060
Great Western Bancorp, Inc.	320	7,043
HCI Group, Inc.	70	3,211
Heartland Financial USA, Inc.	110	3,589
Hersha Hospitality Trust	250	1,617
HFF, Inc., Class A	210	7,883
Highwoods Properties, Inc.	240	10,987
Hudson Pacific Properties, Inc.	405	13,442
Intercontinental Exchange, Inc.	1,475	344,073
INTL FCStone, Inc.*	590	17,541
JPMorgan Chase & Co.	3,448	208,880
KeyCorp	3,160	44,746
LaSalle Hotel Properties	465	18,070
Lazard, Ltd., Class A	4,240	222,982
Legg Mason, Inc.	945	52,164
Lincoln National Corp.	2,015	115,782
M&T Bank Corp.	475	60,325
Mack-Cali Realty Corp.	7,910	152,505
MainSource Financial Group, Inc.	20	393
Marcus & Millichap, Inc.*	95	3,561
MBIA, Inc.*	9,510	88,443
McGraw Hill Financial, Inc.	2,330	240,922
Metro Bancorp, Inc.	290	7,995
MFA Financial, Inc.	2,290	17,999
MGIC Investment Corp.*	1,555	14,975
MidWestOne Financial Group, Inc.	40	1,153
Morgan Stanley	2,100	74,949
New Residential Investment Corp.	710	10,671
Northern Trust Corp.	1,690	117,709
Pebblebrook Hotel Trust	140	6,520
The Phoenix Cos., Inc.*	120	5,999
Piedmont Office Realty Trust, Inc., Class A	10,560	196,522
Pinnacle Financial Partners, Inc.	240	10,670
Piper Jaffray Cos.*	40	2,098
Preferred Bank	230	6,318
PrivateBancorp, Inc.	370	13,013
The Progressive Corp.	2,320	63,104
Public Storage	1,280	252,339
Ryman Hospitality Properties, Inc.	390	23,755
ServisFirst Bancshares, Inc.	90	2,969

	Shares	Value
Signature Bank*	1,195	$154,848
Simon Property Group, Inc.	1,300	254,332
Sovran Self Storage, Inc.	100	9,394
Square 1 Financial, Inc., Class A*	60	1,606
State Street Corp.	1,970	144,854
Suffolk Bancorp	40	950
Sunstone Hotel Investors, Inc.	262	4,368
SunTrust Banks, Inc.	1,685	69,237
TD Ameritrade Holding Corp.	2,730	101,720
Terreno Realty Corp.	20	456
The Travelers Cos., Inc.	1,395	150,841
Universal Insurance Holdings, Inc.	1,110	28,405
Urstadt Biddle Properties, Inc., Class A	140	3,228
US Bancorp	2,575	112,450
Validus Holdings, Ltd.	1,100	46,310
Washington Real Estate Investment Trust	260	7,184
Washington Trust Bancorp, Inc.	80	3,055
Wells Fargo & Co.	5,420	294,848
West Bancorporation, Inc.	130	2,586
Western Alliance Bancorp*	210	6,224
WisdomTree Investments, Inc.	1,120	24,035
Total Financials		6,565,612
Health Care - 9.4%
Abaxis, Inc.	100	6,411
AbbVie, Inc.	8,495	497,297
ABIOMED, Inc.*	410	29,348
Aerie Pharmaceuticals, Inc.*	300	9,402
Aetna, Inc.	925	98,540
Affymetrix, Inc.*	90	1,130
Alexion Pharmaceuticals, Inc.*	2,590	448,847
Amedisys, Inc.*	120	3,214
AmerisourceBergen Corp.	2,190	248,937
Amgen, Inc.	1,220	195,017
AMN Healthcare Services, Inc.*	80	1,846
Anacor Pharmaceuticals, Inc.*	470	27,189
AngioDynamics, Inc.*	105	1,868
Anthem, Inc.	1,305	201,505
Array BioPharma, Inc.*,1	930	6,854
Biogen, Inc.*	640	270,234
Bristol-Myers Squibb Co.	4,690	302,505
Cambrex Corp.*	590	23,382
Celgene Corp.*	2,230	257,074
Centene Corp.*	230	16,259
Cepheid, Inc.*	310	17,639
Chemed Corp.	45	5,373

AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Health Care - 9.4% (continued)
Clovis Oncology, Inc.*	80	$5,938
Depomed, Inc.*	1,190	26,668
DexCom, Inc.*	300	18,702
Dyax Corp.*	225	3,770
Edwards Lifesciences Corp.*	3,340	475,816
Emergent Biosolutions, Inc.*	40	1,150
Five Star Quality Care, Inc.*	390	1,732
Gilead Sciences, Inc.*	2,375	233,059
Greatbatch, Inc.*	125	7,231
Halozyme Therapeutics, Inc.*	830	11,852
Health Net, Inc.*	490	29,640
HealthSouth Corp.	160	7,098
Hologic, Inc.*	4,290	141,677
ICU Medical, Inc.*	75	6,985
Illumina, Inc.*	1,650	306,306
Impax Laboratories, Inc.*	120	5,624
Intuitive Surgical, Inc.*	340	171,710
Isis Pharmaceuticals, Inc.*	545	34,700
Johnson & Johnson	5,935	597,061
Lannett Co., Inc.*	110	7,448
Ligand Pharmaceuticals, Inc.*	80	6,169
Magellan Health, Inc.*	30	2,125
Mallinckrodt PLC*	3,490	442,009
McKesson Corp.	305	68,991
Medivation, Inc.*	1,450	187,152
Medtronic PLC	4,046	315,548
Merck & Co., Inc.	1,305	75,011
Merit Medical Systems, Inc.*	110	2,118
Merrimack Pharmaceuticals, Inc.*	3,200	38,016
Natus Medical, Inc.*	640	25,261
NuVasive, Inc.*	165	7,588
Omeros Corp.*	935	20,598
Owens & Minor, Inc.	40	1,354
PAREXEL International Corp.*	460	31,735
Pfizer, Inc.	9,167	318,920
Pharmacyclics, Inc.*	2,340	598,923
Raptor Pharmaceutical Corp.*,1	850	9,240
Receptos, Inc.*	40	6,596
Sequenom, Inc.*	5,555	21,942
United Therapeutics Corp.*	960	165,538
Universal American Corp.*	340	3,631
Universal Health Services, Inc., Class B	1,325	155,966
Total Health Care		7,268,469

	Shares	Value
Industrials - 8.6%
3M Co.	810	$133,610
AAON, Inc.	210	5,151
AAR Corp.	70	2,149
ABM Industries, Inc.	90	2,867
ACCO Brands Corp.*	580	4,820
Accuride Corp.*	1,090	5,079
Acuity Brands, Inc.	2,840	477,574
Alaska Air Group, Inc.	2,600	172,068
AMERCO	200	66,080
American Woodmark Corp.*	120	6,568
Argan, Inc.	410	14,830
Avis Budget Group, Inc.*	4,295	253,469
Brady Corp., Class A	40	1,132
Briggs & Stratton Corp.	90	1,849
Carlisle Cos., Inc.	1,060	98,188
Caterpillar, Inc.	380	30,411
CH Robinson Worldwide, Inc.	500	36,610
Cintas Corp.	2,010	164,076
Con-way, Inc.	610	26,919
Copa Holdings, S.A., Class A	500	50,485
CRA International, Inc.*	90	2,801
Cubic Corp.	30	1,553
Deluxe Corp.	270	18,706
Douglas Dynamics, Inc.	380	8,679
Dycom Industries, Inc.*	330	16,117
EMCOR Group, Inc.	40	1,859
Esterline Technologies Corp.*	15	1,716
Exelis, Inc.	4,850	118,194
Federal Signal Corp.	1,040	16,422
FreightCar America, Inc.	140	4,400
Generac Holdings, Inc.*	160	7,790
General Dynamics Corp.	1,390	188,665
General Electric Co.	9,260	229,741
The Greenbrier Cos., Inc.[1]	440	25,520
Harsco Corp.	3,010	51,953
HNI Corp.	540	29,792
Huntington Ingalls Industries, Inc.	2,360	330,754
Hurco Cos., Inc.	90	2,964
Hyster-Yale Materials Handling, Inc.	20	1,466
Illinois Tool Works, Inc.	1,760	170,966
Ingersoll-Rand PLC	1,110	75,569
Insperity, Inc.	480	25,099
ITT Corp.	7,340	292,939
JetBlue Airways Corp.*,1	1,290	24,832

AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Industrials - 8.6% (continued)
Joy Global, Inc.	990	$38,788
Kforce, Inc.	510	11,378
Kirby Corp.*	550	41,277
Knight Transportation, Inc.	220	7,095
Landstar System, Inc.	530	35,139
Meritor, Inc.*	940	11,853
The Middleby Corp.*	1,930	198,115
MSA Safety, Inc.	80	3,990
Mueller Industries, Inc.	50	1,807
Multi-Color Corp.	20	1,387
MYR Group, Inc.*	125	3,918
Northrop Grumman Corp.	290	46,678
Old Dominion Freight Line, Inc.*	1,400	108,220
PAM Transportation Services, Inc.*	175	10,022
Park-Ohio Holdings Corp.	30	1,580
Paylocity Holding Corp.*,1	60	1,718
Pitney Bowes, Inc.	16,845	392,825
Polypore International, Inc.*	75	4,418
Resources Connection, Inc.	130	2,275
Rockwell Automation, Inc.	445	51,616
Rockwell Collins, Inc.	3,050	294,478
Snap-on,, Inc.	800	117,648
Southwest Airlines Co.	7,580	335,794
Spirit AeroSystems Holdings, Inc., Class A*	7,700	402,017
SPX Corp.	1,740	147,726
Stanley Black & Decker, Inc.	570	54,355
Steelcase, Inc., Class A	630	11,932
Swift Transportation Co.*	120	3,122
TASER International, Inc.*,1	70	1,688
Teledyne Technologies, Inc.*	165	17,610
TransDigm Group, Inc.	1,830	400,258
Trex Co., Inc.*	210	11,451
Trinity Industries, Inc.	5,405	191,932
Tutor Perini Corp.*	75	1,751
Tyco International PLC	1,825	78,585
Union Pacific Corp.	2,670	289,188
United Continental Holdings, Inc.*	1,240	83,390
Universal Forest Products, Inc.	20	1,110
USA Truck, Inc.*	70	1,938
Wabash National Corp.*	1,020	14,382
YRC Worldwide, Inc.*	60	1,078
Total Industrials		6,637,964
Information Technology - 14.0%
Akamai Technologies, Inc.*	1,180	83,833

	Shares	Value
Alpha & Omega Semiconductor, Ltd.*	520	$4,633
Amphenol Corp., Class A	1,620	95,467
Apple, Inc.	18,715	2,328,707
Applied Micro Circuits Corp.*	630	3,213
Arista Networks, Inc.*	3,755	264,840
Aspen Technology, Inc.*	700	26,943
Barracuda Networks, Inc.*	330	12,695
Blackbaud, Inc.	180	8,528
Booz Allen Hamilton Holding Corp.	13,455	389,388
Broadcom Corp., Class A	3,590	155,429
Broadridge Financial Solutions, Inc.	4,105	225,816
Brocade Communications Systems, Inc.	7,990	94,801
Cabot Microelectronics Corp.*	295	14,741
CDW Corp.	11,280	420,067
Cisco Systems, Inc.	790	21,745
Cognizant Technology Solutions Corp., Class A*	785	48,976
CSG Systems International, Inc.	90	2,735
Cypress Semiconductor Corp.*	630	8,889
DST Systems, Inc.	570	63,105
DTS, Inc.*	160	5,451
Electronic Arts, Inc.*	15,435	907,810
EPAM Systems, Inc.*	315	19,306
ePlus, Inc.*	340	29,556
Equinix, Inc.	410	95,468
Euronet Worldwide, Inc.*	360	21,150
F5 Networks, Inc.*	910	104,595
Facebook, Inc., Class A*	10,255	843,115
Fairchild Semiconductor International, Inc.*	705	12,817
FleetCor Technologies, Inc.*	1,995	301,085
Freescale Semiconductor, Ltd.*	3,210	130,840
Gartner, Inc.*	400	33,540
Gigamon, Inc.*	700	14,868
Global Payments, Inc.	1,150	105,432
Google, Inc., Class A*	420	232,974
Google, Inc., Class C*	400	219,200
Guidewire Software, Inc.*	60	3,157
Harmonic, Inc.*	90	667
Harris Corp.	240	18,902
Hewlett-Packard Co.	5,310	165,460
Infinera Corp.*	230	4,524
Infoblox, Inc.*	200	4,774
Integrated Device Technology, Inc.*	130	2,603
InterDigital, Inc.	440	22,326
Intuit, Inc.	490	47,510
IPG Photonics Corp.*	3,550	329,085

AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 14.0% (continued)
Jabil Circuit, Inc.	7,485	$174,999
Leidos Holdings, Inc.	975	40,911
LinkedIn Corp., Class A*	200	49,972
LogMeln, Inc.*	220	12,318
Manhattan Associates, Inc.*	575	29,101
ManTech International Corp., Class A	50	1,697
MAXIMUS, Inc.	305	20,362
Methode Electronics, Inc.	520	24,461
Microchip Technology, Inc.[1]	895	43,766
Microsoft Corp.	7,855	319,345
MicroStrategy, Inc., Class A*	120	20,303
Multi-Fineline Electronix, Inc.*	360	6,577
Palo Alto Networks, Inc.*	2,450	357,896
Polycom, Inc.*	205	2,747
Power Integrations, Inc.	130	6,770
Qorvo, Inc.*	283	22,555
Quantum Corp.*	2,390	3,824
Rackspace Hosting, Inc.*	1,220	62,940
Rambus, Inc.*	270	3,395
Rogers Corp.*	30	2,466
Sanmina Corp.*	500	12,095
Science Applications International Corp.	80	4,108
Semtech Corp.*	420	11,191
Silicon Laboratories, Inc.*	30	1,523
SolarWinds, Inc.*	1,805	92,488
SS&C Technologies Holdings, Inc.	30	1,869
Super Micro Computer, Inc.*	80	2,657
Synaptics, Inc.*	35	2,846
Synchronoss Technologies, Inc.*	100	4,746
Syntel, Inc.*	200	10,346
Tableau Software, Inc., Class A*	3,140	290,513
Take-Two Interactive Software, Inc.*	210	5,346
TeleCommunication Systems, Inc., Class A*	620	2,375
Tessera Technologies, Inc.	845	34,037
Texas Instruments, Inc.	3,720	212,728
Tyler Technologies, Inc.*	30	3,616
VASCO Data Security International, Inc.*,1	885	19,063
VeriSign, Inc.*,1	2,700	180,819
Visa, Inc., Class A	2,820	184,456
Western Digital Corp.	1,010	91,920
Xerox Corp.	2,090	26,857
Xilinx, Inc.	5,750	243,225
Zebra Technologies Corp., Class A*	2,220	201,387
Total Information Technology		10,797,382

	Shares	Value
Materials - 2.8%
A. Schulman, Inc.	20	$964
Ashland, Inc.	900	114,579
Avery Dennison Corp.	730	38,624
Boise Cascade Co.*	320	11,987
Cabot Corp.	1,990	89,550
Century Aluminum Co.*	570	7,866
Chemtura Corp.*	420	11,462
Cliffs Natural Resources, Inc.[1]	6,280	30,207
Commercial Metals Co.	310	5,019
Ferro Corp.*	130	1,631
Graphic Packaging Holding Co.	280	4,071
International Flavors & Fragrances, Inc.	2,380	279,412
LyondellBasell Industries N.V., Class A	2,080	182,624
Neenah Paper, Inc.	80	5,003
Newmont Mining Corp.	2,350	51,019
Olin Corp.	160	5,126
Platform Specialty Products Corp.*	11,745	301,377
PPG Industries, Inc.	680	153,367
Resolute Forest Products, Inc.*	370	6,383
Schweitzer-Mauduit International, Inc.	50	2,306
Sealed Air Corp.	8,975	408,901
The Sherwin-Williams Co.	1,000	284,500
Sigma-Aldrich Corp.	200	27,650
Sonoco Products Co.	490	22,275
Stillwater Mining Co.*	150	1,938
Trecora Resources*	580	7,076
UFP Technologies, Inc.*	40	911
United States Steel Corp.	5,830	142,252
Total Materials		2,198,080
Telecommunication Services - 1.6%
AT&T, Inc.	4,380	143,007
Atlantic Tele-Network, Inc.	20	1,384
CenturyLink, Inc.	2,640	91,212
Frontier Communications Corp.	14,130	99,616
General Communication, Inc., Class A*	210	3,310
Inteliquent, Inc.	600	9,444
Intelsat, S.A.*	700	8,400
Level 3 Communications, Inc.*	4,400	236,896
SBA Communications Corp., Class A*	2,385	279,284
Verizon Communications, Inc.	6,370	309,773
Vonage Holdings Corp.*	530	2,602
Windstream Holdings, Inc.[1]	6,425	47,545
Total Telecommunication Services		1,232,473

AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Utilities - 1.6%
Ameren Corp.	2,060	$86,932
American States Water Co.	110	4,388
American Water Works Co, Inc.	4,465	242,048
Avista Corp.	60	2,051
Black Hills Corp.	45	2,270
Calpine Corp.*	1,370	31,332
CenterPoint Energy, Inc.	7,755	158,280
Chesapeake Utilities Corp.	10	506
Dynegy, Inc.*	190	5,972
IDACORP, Inc.	130	8,173
Middlesex Water Co.	120	2,731
New Jersey Resources Corp.	610	18,947
Ormat Technologies, Inc.	320	12,166
Portland General Electric Co.	60	2,225
Public Service Enterprise Group, Inc.	4,850	203,312
Questar Corp.	8,590	204,957
SJW Corp.	30	927
Vectren Corp.	4,895	216,065
WGL Holdings, Inc.	90	5,076
Total Utilities		1,208,358
Total Common Stocks (cost $44,503,820)		49,304,536

	Principal Amount
Corporate Bonds and Notes - 2.4%
Financials - 0.8%
American Express Credit Corp., MTN, 2.750%, 09/15/15	$90,000	90,884
Caterpillar Financial Services Corp., MTN, 1.000%, 11/25/16	65,000	65,296
General Electric Capital Corp., 2.900%, 01/09/17	80,000	82,941
MTN, 1.000%, 01/08/16	60,000	60,254
MTN, Series A, 6.750%, 03/15/32	35,000	48,546
US Bancorp, MTN, 2.200%, 04/25/19	85,000	86,557
Wells Fargo & Co., 1.250%, 07/20/16	100,000	100,583
MTN, 1.400%, 09/08/17	125,000	125,598
Total Financials		660,659
Industrials - 1.3%
Burlington Northern Santa Fe LLC, 4.700%, 10/01/19	30,000	33,638

	Principal Amount	Value
Colgate-Palmolive Co., MTN, 1.750%, 03/15/19	$55,000	$55,649
Exxon Mobil Corp., 0.921%, 03/15/17	75,000	75,285
International Business Machines Corp., 4.000%, 06/20/42	76,000	76,711
Johnson & Johnson, 0.700%, 11/28/16	90,000	90,186
McDonald’s Corp., MTN, 6.300%, 10/15/37	25,000	32,890
Medtronic, Inc., 0.875%, 02/27/17	45,000	45,060
PepsiCo, Inc., 2.500%, 05/10/16[1]	85,000	86,764
Pfizer, Inc., 6.200%, 03/15/19	55,000	64,404
Union Pacific Corp., 3.646%, 02/15/24	110,000	119,140
United Parcel Service, Inc., 6.200%, 01/15/38	50,000	68,099
Verizon Communications, Inc., 2.625%, 02/21/20	108,000	110,000
Wal-Mart Stores, Inc., 6.500%, 08/15/37	45,000	63,077
The Walt Disney Co., 1.350%, 08/16/16	60,000	60,659
Total Industrials		981,562
Utilities - 0.3%
Consolidated Edison Co. of New York, Inc., Series 08-B, 6.750%, 04/01/38	55,000	78,509
Dominion Resources, Inc., 4.450%, 03/15/21	35,000	38,787
Georgia Power Co., 5.400%, 06/01/40	25,000	31,378
TransCanada PipeLines, Ltd., 3.800%, 10/01/20	80,000	84,892
Total Utilities		233,566
Total Corporate Bonds and Notes (cost $1,818,881)		1,875,787
U.S. Government and Agency Obligations - 32.0%
Federal Home Loan Mortgage Corporation - 6.5%
FHLMC,
2.500%, 05/27/16	775,000	793,598
3.750%, 03/27/19	695,000	762,913
FHLMC Gold Pool,
2.500%, 07/01/28 to 02/01/30	208,378	214,036
3.000%, 01/01/29 to 03/01/45	1,006,841	1,038,698
3.500%, 03/01/42 to 02/01/45	839,236	880,834
4.000%, 08/01/43 to 11/01/44	783,315	837,025
4.500%, 02/01/39 to 11/01/39	284,503	310,433
5.000%, 07/01/35	107,719	119,892
5.500%, 04/01/38 to 01/01/39	91,437	102,945
Total Federal Home Loan Mortgage Corporation		5,060,374

AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Federal National Mortgage Association - 6.7%
FNMA,
2.500%, 04/01/28	$221,459	$227,962
3.000%, 03/01/42 to 08/01/43	821,762	842,086
3.500%, 09/01/26 to 07/01/43	684,588	721,626
4.000%, 12/01/21 to 12/01/41	441,048	472,004
4.500%, 07/01/39 to 05/01/41	736,504	805,965
5.000%, 05/11/17 to 08/01/41	1,084,628	1,194,405
5.375%, 07/15/16 to 06/12/17	750,000	813,264
5.500%, 02/01/35 to 06/01/38	82,108	92,565
Total Federal National Mortgage Association		5,169,877
U.S. Treasury Obligations - 18.8%
U.S. Treasury Bonds,
2.750%, 08/15/42	1,550,000	1,613,575
4.750%, 02/15/41	580,000	831,620
U.S. Treasury Notes,
0.625%, 12/15/16 to 08/31/17	2,015,000	2,014,414
0.750%, 12/31/17 to 03/31/18	2,435,000	2,426,539
0.875%, 04/15/17	855,000	860,077
1.000%, 03/31/17	750,000	756,329
1.375%, 05/31/20	400,000	399,312
2.250%, 11/15/24	825,000	848,203
2.500%, 05/15/24	2,240,000	2,353,225

	Principal Amount	Value
2.625%, 08/15/20	$1,235,000	$1,308,811
3.125%, 05/15/21	1,030,000	1,121,413
Total U.S. Treasury Obligations		14,533,518
Total U.S. Government and Agency Obligations (cost $24,158,236)		24,763,769
Short-Term Investments - 2.8%
Repurchase Agreements - 0.5%[2]
Cantor Fitzgerald Securities, Inc., dated 03/31/15, due 04/01/15, 0.15%, total to be received $368,000 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 05/28/15 - 02/20/65,totaling $375,358)	367,998	367,998

	Shares
Other Investment Companies - 2.3%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	1,775,309	1,775,309
Total Short-Term Investments (cost $2,143,307)		2,143,307
Total Investments - 101.0% (cost $72,624,244)		78,087,399
Other Assets, less Liabilities - (1.0)%		(771,652)
Net Assets - 100.0%		$77,315,747

AMG Chicago Equity Partners Small Cap Value Fund

Schedule of Portfolio Investments (unaudited)

March 31, 2015

	Shares	Value
Common Stocks - 91.0%
Consumer Discretionary - 8.4%
AMC Entertainment Holdings, Inc., Class A	1,730	$61,398
American Eagle Outfitters, Inc.	4,060	69,345
Asbury Automotive Group, Inc.*	560	46,536
Barnes & Noble, Inc.*	2,250	53,437
BJ’s Restaurants, Inc.*	180	9,081
Brown Shoe Co., Inc.	950	31,160
Brunswick Corp.	340	17,493
Build-A-Bear Workshop, Inc.*	3,510	68,971
Cooper Tire & Rubber Co.	1,240	53,122
Cracker Barrel Old Country Store, Inc.	495	75,309
Dana Holding Corp.	1,820	38,511
Group 1 Automotive, Inc.	775	66,906
Helen of Troy, Ltd.*	930	75,786
Isle of Capri Casinos, Inc.*	5,130	72,077
Life Time Fitness, Inc.*	460	32,642
Marriott Vacations Worldwide Corp.	1,860	150,753
New Media Investment Group, Inc.	940	22,494
Office Depot, Inc.*	4,970	45,724
Penske Automotive Group, Inc.	675	34,756
Skechers U.S.A., Inc., Class A*	500	35,955
Time, Inc.	20	449
Total Consumer Discretionary		1,061,905
Consumer Staples - 1.8%
Central Garden & Pet Co., Class A*	2,030	21,559
Fresh Del Monte Produce, Inc.	3,210	124,901
Ingles Markets, Inc., Class A1	10	495
SUPERVALU, Inc.*	6,790	78,968
Total Consumer Staples		225,923
Energy - 4.7%
Alon USA Energy, Inc.	3,780	62,635
Delek US Holdings, Inc.	610	24,247
Gulf Island Fabrication, Inc.	2,990	44,431
Matrix Service Co.*	1,450	25,462
Newpark Resources, Inc.*	8,310	75,704
Pacific Ethanol, Inc.*,1	11,880	128,185
PDC Energy, Inc.*	1,430	77,277
REX American Resources Corp.*	310	18,851
Teekay Tankers, Ltd., Class A	23,750	136,325
Triangle Petroleum Corp.*,1	70	352
Total Energy		593,469
Financials - 36.9%
AG Mortgage Investment Trust, Inc.	9,260	174,458

	Shares	Value
Ambac Financial Group, Inc.*	6,200	$150,040
Ameris Bancorp	1,530	40,377
AmTrust Financial Services, Inc.[1]	490	27,923
Anworth Mortgage Asset Corp.	28,860	146,897
Associated Estates Realty Corp.	3,540	87,367
Banco Latinoamericano de Comercio Exterior, S.A.	1,800	59,022
BGC Partners, Inc., Class A	5,770	54,526
Cathay General Bancorp	5,170	147,086
Chatham Lodging Trust	2,800	82,348
Chesapeake Lodging Trust	1,090	36,875
City Holding Co.	2,490	117,105
CyrusOne, Inc.	1,540	47,925
CYS Investments, Inc.	4,300	38,313
DiamondRock Hospitality Co.	10,330	145,963
EPR Properties	500	30,015
FelCor Lodging Trust, Inc.	3,010	34,585
First American Financial Corp.	5,740	204,803
First BanCorp/Puerto Rico*	9,690	60,078
First Defiance Financial Corp.	1,490	48,902
First Merchants Corp.	1,730	40,724
The Geo Group, Inc.	2,680	117,223
Great Southern Bancorp, Inc.	3,540	139,441
Great Western Bancorp, Inc.	4,940	108,729
HCI Group, Inc.	940	43,118
Heartland Financial USA, Inc.	1,730	56,450
Hersha Hospitality Trust	3,720	24,068
Highwoods Properties, Inc.	3,530	161,603
Hudson Pacific Properties, Inc.	6,180	205,114
INTL FCStone, Inc.*	3,740	111,190
LaSalle Hotel Properties	4,370	169,818
MainSource Financial Group, Inc.	350	6,874
Metro Bancorp, Inc.	4,530	124,892
MGIC Investment Corp.*	10,370	99,863
MidWestOne Financial Group, Inc.	640	18,451
New Residential Investment Corp.	10,550	158,567
Pebblebrook Hotel Trust	2,180	101,523
The Phoenix Cos., Inc.*	1,865	93,231
Pinnacle Financial Partners, Inc.	3,600	160,056
Piper Jaffray Cos.*	530	27,804
Preferred Bank	3,450	94,772
PrivateBancorp, Inc.	5,640	198,359
Ryman Hospitality Properties, Inc.	1,180	71,874
ServisFirst Bancshares, Inc.	1,350	44,537
Square 1 Financial, Inc., Class A*	920	24,628

AMG Chicago Equity Partners Small Cap Value Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Financials - 36.9% (continued)
Suffolk Bancorp	730	$17,345
Sunstone Hotel Investors, Inc.	4,250	70,848
Terreno Realty Corp.	360	8,208
Universal Insurance Holdings, Inc.	7,960	203,696
Washington Real Estate Investment Trust	4,020	111,073
Washington Trust Bancorp, Inc.	1,240	47,356
West Bancorporation, Inc.	2,000	39,780
Western Alliance Bancorp*	1,610	47,720
Total Financials		4,683,543
Health Care - 5.8%
Affymetrix, Inc.*	1,350	16,956
Amedisys, Inc.*	1,860	49,811
AMN Healthcare Services, Inc.*	1,090	25,146
Anacor Pharmaceuticals, Inc.*	1,390	80,411
AngioDynamics, Inc.*	1,570	27,930
Emergent Biosolutions, Inc.*	640	18,406
Five Star Quality Care, Inc.*	5,310	23,576
Greatbatch, Inc.*	1,360	78,676
ICU Medical, Inc.*	1,085	101,057
Impax Laboratories, Inc.*	1,810	84,835
Magellan Health, Inc.*	430	30,453
Merit Medical Systems, Inc.*	1,570	30,223
Merrimack Pharmaceuticals, Inc.*	7,630	90,644
Owens & Minor, Inc.	570	19,289
Universal American Corp.*	5,450	58,206
Total Health Care		735,619
Industrials - 13.8%
AAR Corp.	1,180	36,226
ABM Industries, Inc.	1,470	46,834
ACCO Brands Corp.*	9,230	76,701
ArcBest Corp.	10	379
Argan, Inc.	2,180	78,851
Brady Corp., Class A	740	20,935
Briggs & Stratton Corp.	1,220	25,059
CRA International, Inc.*	1,480	46,058
Cubic Corp.	500	25,885
Deluxe Corp.	2,180	151,030
Douglas Dynamics, Inc.	910	20,784
Dycom Industries, Inc.*	1,930	94,261
EMCOR Group, Inc.	690	32,064
Esterline Technologies Corp.*	225	25,745
Federal Signal Corp.	4,860	76,739
FreightCar America, Inc.	2,100	66,003

	Shares	Value
The Greenbrier Cos., Inc.[1]	1,550	$89,900
HNI Corp.	1,745	96,272
Hurco Cos., Inc.	1,380	45,443
JetBlue Airways Corp.*	9,780	188,265
Meritor, Inc.*	4,310	54,349
Mueller Industries, Inc.	870	31,433
Multi-Color Corp.	310	21,492
MYR Group, Inc.*	1,930	60,486
PAM Transportation Services, Inc.*	1,185	67,865
Paylocity Holding Corp.*,1	930	26,635
Resources Connection, Inc.	2,050	35,875
SkyWest, Inc.	30	438
Teledyne Technologies, Inc.*	1,110	118,470
Tutor Perini Corp.*	1,000	23,350
Universal Forest Products, Inc.	320	17,754
USA Truck, Inc.*	1,110	30,736
YRC Worldwide, Inc.*	850	15,266
Total Industrials		1,747,583
Information Technology - 9.5%
Alpha & Omega Semiconductor, Ltd.*	4,860	43,303
Cabot Microelectronics Corp.*	2,180	108,935
Comtech Telecommunications Corp.	10	290
CSG Systems International, Inc.	1,420	43,154
DTS, Inc.*	1,420	48,379
ePlus, Inc.*	1,920	166,906
Fairchild Semiconductor International, Inc.*	7,725	140,441
Harmonic, Inc.*	1,570	11,634
ManTech International Corp., Class A	750	25,455
Multi-Fineline Electronix, Inc.*	3,070	56,089
Polycom, Inc.*	3,390	45,426
Quantum Corp.*	7,790	12,464
Rogers Corp.*	500	41,105
Sanmina Corp.*	7,770	187,956
Take-Two Interactive Software, Inc.*	3,090	78,656
TeleCommunication Systems, Inc., Class A*	10,070	38,568
Tessera Technologies, Inc.	4,030	162,328
Total Information Technology		1,211,089
Materials - 3.4%
A. Schulman, Inc.	340	16,388
Century Aluminum Co.*	5,990	82,662
Commercial Metals Co.	4,630	74,960
Olin Corp.	2,360	75,614
Resolute Forest Products, Inc.*	5,890	101,603
Schweitzer-Mauduit International, Inc.	630	29,056
Trecora Resources*	2,490	30,378

AMG Chicago Equity Partners Small Cap Value Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Materials - 3.4% (continued)
UFP Technologies, Inc.*	720	$16,402
Total Materials		427,063
Telecommunication Services - 0.6%
Atlantic Tele-Network, Inc.	310	21,458
Inteliquent, Inc.	950	14,953
Vonage Holdings Corp.*	7,540	37,021
Total Telecommunication Services		73,432
Utilities - 6.1%
American States Water Co.	1,660	66,217
Avista Corp.	930	31,787
Black Hills Corp.	600	30,264
Chesapeake Utilities Corp.	230	11,640
Dynegy, Inc.*	2,900	91,147
IDACORP, Inc.	2,050	128,884
Middlesex Water Co.	1,690	38,464
New Jersey Resources Corp.	6,520	202,511
Ormat Technologies, Inc.	1,410	53,608
Portland General Electric Co.	940	34,865
SJW Corp.	410	12,673
WGL Holdings, Inc.	1,360	76,704
Total Utilities		778,764
Total Common Stocks (cost $11,523,034)		11,538,390

	Principal Amount	Value
Short-Term Investments - 0.2%
Repurchase Agreements - 0.1%[2]
Daiwa Capital Markets America, dated 03/31/15, due 04/01/15, 0.180%, total to be received $16,139 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.000%, 02/15/16 - 03/01/48, totaling $16,462)	$16,139	$16,139

	Shares
Other Investment Companies - 0.1%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	13,207	13,207
Total Short-Term Investments (cost $29,346)		29,346
Total Investments - 91.2% (cost $11,552,380)		11,567,736
Other Assets, less Liabilities - 8.8%		1,118,524
Net Assets - 100.0%		$12,686,260

AMG Managers High Yield Fund

Schedule of Portfolio Investments (unaudited)

March 31, 2015

	Shares	Value
Common Stocks - 0.2%
Reichhold Cayman Equity (Industrials)*,4 (cost $0)	148	$58,016

	Principal Amount
Corporate Bonds and Notes - 91.8%
Financials - 6.6%
Aircastle, Ltd., 7.625%, 04/15/20	$70,000	80,850
Ally Financial, Inc.,
3.500%, 01/27/19	75,000	74,250
4.125%, 03/30/20	85,000	84,681
4.625%, 03/30/25	105,000	103,687
4.750%, 09/10/18	40,000	41,250
6.250%, 12/01/17	145,000	154,787
Bank of America Corp., Series K, 8.000%, 07/29/49[5]	145,000	155,694
Chinos Intermediate Holdings A, Inc., (7.500% Cash or 8.500% PIK), 7.750%, 05/01/19 (a)[1,6]	45,000	39,600
CIT Group, Inc.,
3.875%, 02/19/19	100,000	99,250
5.250%, 03/15/18	110,000	114,125
5.500%, 02/15/19 (a)	80,000	83,400
Cogent Communications Finance, Inc., 5.625%, 04/15/21 (a)	85,000	83,512
Corrections Corp. of America,
4.125%, 04/01/20	90,000	91,012
4.625%, 05/01/23	95,000	95,475
Denali Borrower LLC / Denali Finance Corp., 5.625%, 10/15/20 (a)	100,000	105,950
General Motors Financial Co., Inc., 4.250%, 05/15/23	30,000	31,154
Infinity Acquisition LLC / Infinity Acquisition Finance Corp., 7.250%, 08/01/22 (a)	40,000	37,600
International Lease Finance Corp.,
4.625%, 04/15/21	25,000	25,938
5.875%, 04/01/19	195,000	212,063
6.250%, 05/15/19	115,000	125,925
Michaels FinCo Holdings LLC / Michaels FinCo, Inc., (7.500% Cash or 8.250% PIK), 7.500%, 08/01/18 (a)[6]	6,000	6,150
Newfield Exploration Co., 5.375%, 01/01/26	35,000	35,420
Realogy Group LLC / Realogy Co-Issuer Corp., 5.250%, 12/01/21 (a)[1]	20,000	20,375
Serta Simmons Holdings LLC, 8.125%, 10/01/20 (a)	235,000	248,513
Vanguard Natural Resources LLC/VNR Finance Corp., 7.875%, 04/01/20	50,000	46,000
Virgin Media Secured Finance PLC, 5.375%, 04/15/21 (a)	200,000	210,750
Total Financials		2,407,411
Industrials - 83.9%
1011778 BC ULC / New Red Finance, Inc., 6.000%, 04/01/22 (a)	40,000	41,600

AMG Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 83.9% (continued)
21st Century Oncology, Inc.,
8.875%, 01/15/17[1]	$60,000	$61,726
9.875%, 04/15/17	40,000	40,150
Academy, Ltd. / Academy Finance Corp., 9.250%, 08/01/19 (a)	60,000	63,900
ACCO Brands Corp., 6.750%, 04/30/20	120,000	126,300
ACI Worldwide, Inc., 6.375%, 08/15/20 (a)	50,000	52,437
The ADT Corp.,
3.500%, 07/15/22	110,000	100,375
6.250%, 10/15/21[1]	15,000	16,012
AECOM,
5.750%, 10/15/22 (a)	20,000	20,750
5.875%, 10/15/24 (a)	25,000	26,312
Alcatel-Lucent USA, Inc., 8.875%, 01/01/20 (a)	200,000	219,000
Alere, Inc., 6.500%, 06/15/20	20,000	20,800
Allegion US Holding Co., Inc., 5.750%, 10/01/21	30,000	31,500
Allison Transmission, Inc., 7.125%, 05/15/19 (a)	125,000	130,562
Altice, S.A., 7.750%, 05/15/22 (a)	200,000	203,875
AMC Entertainment, Inc., 9.750%, 12/01/20	120,000	131,850
American Axle & Manufacturing, Inc.,
6.250%, 03/15/21	25,000	26,437
7.750%, 11/15/19	60,000	68,550
American Energy-Permian Basin LLC / AEPB Finance Corp.,
7.125%, 11/01/20 (a)[1]	20,000	15,450
7.375%, 11/01/21 (a)[1]	40,000	30,600
Amkor Technology, Inc.,
6.375%, 10/01/22	110,000	113,850
6.625%, 06/01/21	55,000	57,475
Antero Resources Corp.,
5.125%, 12/01/22	15,000	14,475
5.375%, 11/01/21	40,000	38,950
6.000%, 12/01/20	15,000	15,082
Apex Tool Group LLC, 7.000%, 02/01/21 (a)	15,000	14,175
Arch Coal, Inc.,
7.000%, 06/15/19[1]	35,000	8,400
7.250%, 06/15/21	95,000	22,562
8.000%, 01/15/19 (a)[1]	20,000	9,662
Ardagh Packaging Finance PLC, 9.125%, 10/15/20 (a)	200,000	215,000
Argos Merger Sub, Inc., 7.125%, 03/15/23 (a)[1]	110,000	114,262
Armored Autogroup, Inc., 9.250%, 11/01/18	90,000	92,587
Ashland, Inc., 4.750%, 08/15/22 (b)	195,000	198,900

AMG Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 83.9% (continued)
Ashtead Capital, Inc., 6.500%, 07/15/22 (a)	$35,000	$37,450
Aspect Software, Inc., 10.625%, 05/15/17	80,000	70,000
Associated Materials LLC / AMH New Finance, Inc., 9.125%, 11/01/17	40,000	35,000
Atwood Oceanics, Inc., 6.500%, 02/01/20	85,000	82,025
Audatex North America, Inc., 6.000%, 06/15/21 (a)	175,000	185,937
Avaya, Inc., 7.000%, 04/01/19 (a)	115,000	114,712
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.,
5.125%, 06/01/22 (a)	10,000	10,137
5.500%, 04/01/23[1]	60,000	62,025
B&G Foods, Inc., 4.625%, 06/01/21	55,000	55,137
Baytex Energy Corp., 5.625%, 06/01/24 (a)	20,000	18,375
Belden, Inc., 5.500%, 09/01/22 (a)	85,000	87,550
Berry Petroleum Co. LLC, 6.375%, 09/15/22	40,000	31,300
Biomet, Inc., 6.500%, 08/01/20	155,000	164,687
Blackboard, Inc., 7.750%, 11/15/19 (a)	95,000	91,675
Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.125%, 11/15/22 (a)	40,000	41,200
Bombardier, Inc.,
7.500%, 03/15/25 (a)	105,000	103,884
7.750%, 03/15/20 (a)	40,000	42,060
BreitBurn Energy Partners, L.P. / BreitBurn Finance Corp.,
7.875%, 04/15/22	40,000	29,000
8.625%, 10/15/20	70,000	52,150
Bumble Bee Holding, Inc., 9.000%, 12/15/17 (a)	110,000	115,775
Caesars Entertainment Operating Co., Inc.,
8.500%, 02/15/20[1,7]	125,000	93,750
9.000%, 02/15/20[1,7]	490,000	365,050
11.250%, 06/01/17[7]	115,000	83,950
California Resources Corp., 6.000%, 11/15/24 (a)[1]	85,000	75,012
Case New Holland Industrial, Inc., 7.875%, 12/01/17	35,000	38,948
CCO Holdings LLC / CCO Holdings Capital Corp.,
5.250%, 03/15/21	180,000	184,950
6.625%, 01/31/22	30,000	32,175
CCOH Safari LLC,
5.500%, 12/01/22	50,000	51,250
5.750%, 12/01/24	65,000	67,112
Central Garden and Pet Co., 8.250%, 03/01/18	154,000	158,332
CenturyLink, Inc.,
Series T, 5.800%, 03/15/22	145,000	151,706
Series W, 6.750%, 12/01/23[1]	130,000	143,650
Cequel Communications Holdings I LLC / Cequel Capital Corp., 5.125%, 12/15/21 (a)	50,000	50,250

AMG Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 83.9% (continued)
Chesapeake Energy Corp.,
4.875%, 04/15/22[1]	$50,000	$47,125
6.125%, 02/15/21	25,000	25,437
6.625%, 08/15/20	100,000	103,750
6.875%, 11/15/20	15,000	15,750
Cinemark USA, Inc.,
4.875%, 06/01/23	25,000	25,000
7.375%, 06/15/21	115,000	123,913
Claire’s Stores, Inc.,
8.875%, 03/15/19[1]	70,000	40,250
9.000%, 03/15/19 (a)	145,000	132,312
Clean Harbors, Inc., 5.250%, 08/01/20	110,000	113,025
Clear Channel Worldwide Holdings, Inc.,
6.500%, 11/15/22	85,000	88,612
Series A, 7.625%, 03/15/20	5,000	5,200
Series B, 6.500%, 11/15/22	295,000	311,962
Series B, 7.625%, 03/15/20	155,000	163,912
Cleopatra Finance, Ltd., 6.250%, 02/15/22 (a)	200,000	196,000
CNH Industrial Capital LLC, 3.625%, 04/15/18	50,000	50,375
Cogent Communications Group, Inc., 5.375%, 03/01/22 (a)	70,000	70,175
CommScope, Inc.,
5.000%, 06/15/21 (a)	10,000	10,037
5.500%, 06/15/24 (a)	10,000	10,050
Comstock Resources, Inc., 10.000%, 03/15/20 (a)[1]	70,000	67,900
CONSOL Energy, Inc., 5.875%, 04/15/22	40,000	36,400
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.250%, 04/01/23 (a)	35,000	35,437
Crown Castle International Corp., 5.250%, 01/15/23	80,000	84,400
CSI Compressco L.P. / Compressco Finance, Inc., 7.250%, 08/15/22 (a)	20,000	17,600
Dana Holding Corp.,
5.375%, 09/15/21	35,000	36,487
5.500%, 12/15/24	55,000	56,925
6.000%, 09/15/23	40,000	42,800
6.750%, 02/15/21	45,000	47,700
Denbury Resources, Inc.,
4.625%, 07/15/23	55,000	47,437
5.500%, 05/01/22	95,000	85,737

AMG Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 83.9% (continued)
DISH DBS Corp.,
5.125%, 05/01/20	$40,000	$40,400
5.875%, 07/15/22	170,000	173,187
5.875%, 11/15/24	65,000	65,244
6.750%, 06/01/21	330,000	352,275
7.875%, 09/01/19	40,000	44,800
DJO Finance LLC / DJO Finance Corp.,
7.750%, 04/15/18	135,000	137,700
9.875%, 04/15/18	20,000	20,900
DreamWorks Animation SKG, Inc., 6.875%, 08/15/20 (a)	80,000	78,400
Eagle Midco, Inc., (9.000% Cash or 9.750% PIK), 9.000%, 06/15/18 (a)[6]	30,000	30,675
Entegris, Inc., 6.000%, 04/01/22 (a)	25,000	26,187
EP Energy LLC / Everest Acquisition Finance, Inc.,
7.750%, 09/01/22[1]	85,000	87,125
9.375%, 05/01/20	200,000	210,500
Epicor Software Corp., 8.625%, 05/01/19	120,000	126,000
Equinix, Inc.,
5.375%, 01/01/22	25,000	26,187
5.750%, 01/01/25	20,000	20,950
EV Energy Partners, L.P. / EV Energy Finance Corp., 8.000%, 04/15/19	105,000	96,075
Family Tree Escrow LLC, 5.750%, 03/01/23 (a)	20,000	21,150
FCA US LLC / CG Co-Issuer, Inc., 8.250%, 06/15/21	200,000	222,822
FGI Operating Co. LLC / FGI Finance, Inc., 7.875%, 05/01/20	110,000	94,325
First Data Corp.,
6.750%, 11/01/20 (a)	37,000	39,497
8.250%, 01/15/21 (a)	180,000	193,500
8.875%, 08/15/20 (a)	165,000	176,137
12.625%, 01/15/21	155,000	184,062
First Data Corp., (8.750% Cash or 10.000% PIK), 8.750%, 01/15/22 (a)[6]	290,000	313,562
FMG Resources August 2006 Pty, Ltd.,
6.875%, 02/01/18 (a)[1]	20,000	19,650
8.250%, 11/01/19 (a)[1]	155,000	133,881
Frontier Communications Corp.,
6.250%, 09/15/21	20,000	20,100
6.875%, 01/15/25	35,000	34,737
Gannett Co., Inc.,
4.875%, 09/15/21 (a)	15,000	15,337
5.500%, 09/15/24 (a)	15,000	15,731
Gardner Denver, Inc., 6.875%, 08/15/21 (a)[1]	30,000	27,150

AMG Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 83.9% (continued)
GCI, Inc.,
6.750%, 06/01/21	$90,000	$91,406
8.625%, 11/15/19	95,000	99,750
GenCorp, Inc., 7.125%, 03/15/21	125,000	134,375
General Cable Corp., 5.750%, 10/01/22 (b)	90,000	84,150
General Motors Co., 4.875%, 10/02/23	185,000	201,227
The Geo Group, Inc., 5.875%, 01/15/22	60,000	63,600
The Goodyear Tire & Rubber Co.,
6.500%, 03/01/21	40,000	42,800
8.750%, 08/15/20	65,000	78,650
Great Lakes Dredge & Dock Corp.,
7.375%, 02/01/19 (a)	15,000	15,450
7.375%, 02/01/19	105,000	108,150
The Gymboree Corp., 9.125%, 12/01/18[4]	75,000	35,625
H&E Equipment Services, Inc., 7.000%, 09/01/22[1]	55,000	56,925
Halcon Resources Corp.,
8.875%, 05/15/21[1]	160,000	112,000
9.250%, 02/15/22	25,000	17,375
9.750%, 07/15/20[1]	15,000	10,650
HCA Holdings, Inc.,
6.250%, 02/15/21	30,000	32,511
7.750%, 05/15/21	320,000	341,299
HCA, Inc.,
5.250%, 04/15/25	65,000	70,281
5.375%, 02/01/25	65,000	68,494
6.500%, 02/15/20	25,000	28,212
7.500%, 02/15/22	535,000	625,281
HD Supply, Inc.,
5.250%, 12/15/21 (a)	70,000	72,275
11.500%, 07/15/20	70,000	81,287
HealthSouth Corp.,
5.750%, 11/01/24	25,000	26,125
7.750%, 09/15/22	42,000	44,572
The Hertz Corp.,
5.875%, 10/15/20	80,000	82,600
6.250%, 10/15/22[1]	75,000	77,812
7.375%, 01/15/21	40,000	42,200

AMG Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 83.9% (continued)
Hexion, Inc.,
6.625%, 04/15/20	$255,000	$234,600
8.875%, 02/01/18	80,000	70,800
Hiland Partners, L.P. / Hiland Partners Finance Corp., 7.250%, 10/01/20 (a)	55,000	59,537
The Hillman Group, Inc., 6.375%, 07/15/22 (a)	50,000	50,250
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 5.625%, 10/15/21	40,000	42,300
HJ Heinz Co.,
4.250%, 10/15/20	35,000	35,954
4.875%, 02/15/25 (a)	105,000	114,056
Hologic, Inc., 6.250%, 08/01/20	115,000	119,888
Huntsman International LLC, 4.875%, 11/15/20	165,000	165,825
iHeartCommunications, Inc.,
9.000%, 03/01/21	105,000	100,931
10.625%, 03/15/23 (a)	45,000	45,113
IMS Health, Inc., 6.000%, 11/01/20 (a)	75,000	78,281
Ineos Finance PLC,
7.500%, 05/01/20 (a)	70,000	74,113
8.375%, 02/15/19 (a)	200,000	212,890
INEOS Group Holdings, S.A., 5.875%, 02/15/19 (a)	200,000	198,250
Infor Software Parent LLC / Infor Software Parent, Inc., (7.125% Cash or 7.875% PIK), 7.125%, 05/01/21 (a)[6]	115,000	114,317
Infor US, Inc.,
6.500%, 05/15/22 (a)	140,000	143,850
11.500%, 07/15/18	65,000	70,444
Intelsat Jackson Holdings SA,
5.500%, 08/01/23	85,000	80,538
6.625%, 12/15/22[1]	55,000	53,350
7.250%, 10/15/20	355,000	366,538
7.500%, 04/01/21	120,000	123,900
Intelsat Luxembourg, S.A., 7.750%, 06/01/21	110,000	101,888
Interline Brands, Inc., (10.000% Cash or 10.750% PIK), 10.000%, 11/15/18[6]	15,000	15,788
inVentiv Health, Inc.,
9.000%, 01/15/18 (a)	75,000	79,125
11.000%, 08/15/18 (a), (b)	35,000	33,535
inVentiv Health, Inc., (10.000% Cash or 12.000% PIK), 10.000%, 08/15/18 (a)[6]	47,700	48,654
Iron Mountain, Inc., 6.000%, 08/15/23	70,000	74,025
Isle of Capri Casinos, Inc., 5.875%, 03/15/21	45,000	46,463
J.C. Penney Corp., Inc., 6.375%, 10/15/36	90,000	65,925
Jack Cooper Holdings Corp., 9.250%, 06/01/20 (a)	80,000	83,000
James Hardie International Finance, Ltd., 5.875%, 02/15/23 (a)	20,000	20,700
JCH Parent, Inc., (10.500% Cash or 11.250% PIK), 10.500%, 03/15/19 (a)[6]	41,687	37,727

AMG Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 83.9% (continued)
Kindred Healthcare, Inc.,
8.000%, 01/15/20 (a)	$70,000	$75,469
8.750%, 01/15/23 (a)	15,000	16,500
Kinetic Concepts, Inc. / KCI USA, Inc., 10.500%, 11/01/18 (b)	150,000	162,750
KLX, Inc., 5.875%, 12/01/22 (a)	80,000	80,000
Kratos Defense & Security Solutions, Inc., 7.000%, 05/15/19	95,000	83,363
Laredo Petroleum, Inc.,
5.625%, 01/15/22	35,000	34,125
7.375%, 05/01/22	40,000	41,450
Legacy Reserves L.P. / Legacy Reserves Finance Corp., 8.000%, 12/01/20	70,000	57,750
Legacy Reserves LP / Legacy Reserves Finance Corp., 6.625%, 12/01/21	40,000	31,800
Level 3 Communications, Inc., 5.750%, 12/01/22	60,000	61,914
Level 3 Financing, Inc.,
5.625%, 02/01/23 (a)	40,000	41,300
8.125%, 07/01/19	55,000	58,094
8.625%, 07/15/20	65,000	70,769
Linn Energy LLC / Linn Energy Finance Corp.,
6.250%, 11/01/19 (b)	50,000	39,750
7.750%, 02/01/21	145,000	116,000
8.625%, 04/15/20	10,000	8,575
LSB Industries, Inc., 7.750%, 08/01/19	85,000	89,038
Magnachip Semiconductor Corp., 6.625%, 07/15/21 (b)	105,000	74,025
Marina District Finance Co., Inc., 9.875%, 08/15/18	125,000	131,406
MarkWest Energy Partners, L.P. / MarkWest Energy Finance Corp.,
4.875%, 12/01/24	40,000	41,096
5.500%, 02/15/23	85,000	87,763
6.500%, 08/15/21[1]	25,000	26,313
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance, 9.750%, 04/01/21 (b)	55,000	61,050
MEG Energy Corp.,
6.375%, 01/30/23 (a)	75,000	69,375
6.500%, 03/15/21 (a)	40,000	37,200
7.000%, 03/31/24 (a)	80,000	75,800
Memorial Production Partners, L.P. / Memorial Production Finance Corp.,
6.875%, 08/01/22 (a)	30,000	26,700
7.625%, 05/01/21	80,000	73,200

AMG Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 83.9% (continued)
MGM Resorts International,
5.250%, 03/31/20	$280,000	$284,872
6.000%, 03/15/23[1]	100,000	103,250
6.750%, 10/01/20	125,000	134,375
7.750%, 03/15/22	90,000	101,588
Michaels Stores, Inc., 5.875%, 12/15/20 (a)	45,000	46,463
Micron Technology, Inc.,
5.250%, 08/01/23 (a)	30,000	30,600
5.500%, 02/01/25 (a)	25,000	25,250
5.875%, 02/15/22	60,000	63,556
Midstates Petroleum Co., Inc. / Midstates Petroleum Co. LLC, 9.250%, 06/01/21[1]	20,000	9,800
Neiman Marcus Group, Ltd., Inc., 8.000%, 10/15/21 (a)	40,000	42,600
Neiman Marcus Group, Ltd., Inc. (8.750% Cash or 9.500% PIK), 8.750%, 10/15/21 (a)[6]	65,000	69,225
Nexeo Solutions LLC / Nexeo Solutions Finance Corp., 8.375%, 03/01/18	75,000	67,313
Nexstar Broadcasting, Inc.,
6.125%, 02/15/22 (a)	25,000	25,688
6.875%, 11/15/20	120,000	127,200
The Nielsen Co. Luxembourg SARL, 5.500%, 10/01/21 (a)	50,000	51,875
Nielsen Finance LLC / Nielsen Finance Co., 5.000%, 04/15/22 (a)	70,000	70,700
Noranda Aluminum Acquisition Corp., 11.000%, 06/01/19	35,000	34,125
Numericable-SFR SAS, 6.000%, 05/15/22 (a)	200,000	202,750
NXP, B.V. / NXP Funding LLC, 5.750%, 02/15/21 (a)	200,000	212,250
Oasis Petroleum, Inc., 6.875%, 03/15/22[1]	85,000	83,300
Orbital ATK, Inc., 5.250%, 10/01/21 (a)	60,000	61,200
Oshkosh Corp.,
5.375%, 03/01/22	5,000	5,213
5.375%, 03/01/25 (a)	20,000	20,650
Outfront Media Capital LLC / Outfront Media Capital Corp.,
5.250%, 02/15/22[1]	20,000	21,000
5.875%, 03/15/25	20,000	21,225
PAETEC Holding Corp., 9.875%, 12/01/18	5,000	5,293
Party City Holdings, Inc., 8.875%, 08/01/20	130,000	140,725
PC Nextco Holdings LLC / PC Nextco Finance, Inc., (8.750% Cash or 9.500% PIK), 8.750%, 08/15/19[6]	30,000	30,675
Peabody Energy Corp.,
6.250%, 11/15/21[1]	85,000	52,594
6.500%, 09/15/20	15,000	9,375
Petco Animal Supplies, Inc., 9.250%, 12/01/18 (a)[1]	110,000	115,775
Polymer Group, Inc., 7.750%, 02/01/19	103,000	107,378

AMG Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 83.9% (continued)
Post Holdings, Inc.,
6.000%, 12/15/22 (a)	$25,000	$24,219
6.750%, 12/01/21 (a)	50,000	50,625
7.375%, 02/15/22	150,000	155,625
Project Homestake Merger Corp., 8.875%, 03/01/23 (a)	90,000	90,450
Quebecor Media, Inc., 5.750%, 01/15/23	180,000	186,075
Quebecor World, Escrow, 6.500%, 08/01/27[7]	165,000	722
Qwest Capital Funding, Inc., 7.750%, 02/15/31	65,000	68,575
Radio Systems Corp., 8.375%, 11/01/19 (a)	85,000	91,800
Rain CII Carbon LLC / CII Carbon Corp., 8.000%, 12/01/18 (a)	30,000	28,650
Regal Entertainment Group, 5.750%, 03/15/22	55,000	56,444
Regency Energy Partners, L.P. / Regency Energy Finance Corp.,
5.000%, 10/01/22	35,000	36,575
5.500%, 04/15/23	45,000	46,688
5.750%, 09/01/20	5,000	5,425
5.875%, 03/01/22	20,000	21,800
Reichhold Holdings International B.V.,
12.000%, 03/13/17[4]	77,180	77,180
15.000%, 03/13/17[4]	50,000	50,000
Reichhold Industries, Inc., (9.000% Cash or 11.000% PIK), 9.000%, 05/08/17 (a)[4,6,7]	94,611	—
Reichhold LLC, 12.000%, 03/13/17[4]	35,000	35,000
Rentech Nitrogen Partners, L.P. / Rentech Nitrogen Finance Corp., 6.500%, 04/15/21 (a)	40,000	39,000
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu,
5.750%, 10/15/20	145,000	150,256
9.000%, 04/15/19	230,000	242,075
RHP Hotel Properties, L.P. / RHP Finance Corp., 5.000%, 04/15/21	135,000	138,713
Rite Aid Corp., 6.125%, 04/01/23 (a)	65,000	66,950
RKI Exploration & Production LLC / RKI Finance Corp., 8.500%, 08/01/21 (a)	55,000	52,525
RSI Home Products, Inc., 6.500%, 03/15/23 (a)	105,000	107,363
RSP Permian, Inc., 6.625%, 10/01/22 (a)	15,000	15,150
Sabine Pass Liquefaction LLC,
5.625%, 03/01/25 (a)	50,000	49,625
5.750%, 05/15/24	100,000	101,000
6.250%, 03/15/22	100,000	103,750
Sabre GLBL, Inc., 8.500%, 05/15/19 (a)	114,000	122,231
Sally Holdings LLC / Sally Capital, Inc.,
5.500%, 11/01/23	20,000	21,150
5.750%, 06/01/22	35,000	37,406
Sanchez Energy Corp., 6.125%, 01/15/23[1]	55,000	49,706

AMG Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 83.9% (continued)
SandRidge Energy, Inc.,
7.500%, 03/15/21	$60,000	$37,500
8.125%, 10/15/22	95,000	58,758
SBA Telecommunications, Inc., 5.750%, 07/15/20	45,000	47,531
The Scotts Miracle-Gro Co., 6.625%, 12/15/20	60,000	63,600
Sealed Air Corp., 6.500%, 12/01/20 (a)	30,000	33,525
Sensata Technologies BV, 5.000%, 10/01/25 (a)	35,000	35,569
Service Corp. International, 7.500%, 04/01/27	115,000	135,125
The ServiceMaster Co. LLC,
7.000%, 08/15/20	43,000	45,903
8.000%, 02/15/20	14,000	14,840
Sinclair Television Group, Inc.,
5.375%, 04/01/21	85,000	87,550
6.125%, 10/01/22	40,000	42,108
Sirius XM Radio, Inc.,
4.250%, 05/15/20 (a)	15,000	14,888
4.625%, 05/15/23 (a)	25,000	24,156
5.375%, 04/15/25 (a)[1]	85,000	85,638
5.750%, 08/01/21 (a)[1]	110,000	115,088
6.000%, 07/15/24 (a)	15,000	15,788
SM Energy Co., 6.125%, 11/15/22 (a)	20,000	19,950
Spectrum Brands, Inc.,
6.375%, 11/15/20	35,000	37,275
6.625%, 11/15/22	25,000	26,875
6.750%, 03/15/20	110,000	116,325
Sprint Capital Corp.,
6.875%, 11/15/28	15,000	13,838
8.750%, 03/15/32	400,000	415,000
Sprint Communications, Inc., 9.000%, 11/15/18 (a)	100,000	115,000
Sprint Corp.,
7.250%, 09/15/21	85,000	85,744
7.625%, 02/15/25	50,000	50,000
7.875%, 09/15/23	460,000	471,500
SunGard Data Systems, Inc.,
6.625%, 11/01/19	75,000	77,531
7.625%, 11/15/20	30,000	31,838
Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.125%, 11/15/19 (a)	20,000	20,000
Tekni-Plex, Inc., 9.750%, 06/01/19 (a)	10,000	10,800
Telecom Italia S.P.A., 5.303%, 05/30/24 (a)	200,000	210,250
Tempur Sealy International, Inc., 6.875%, 12/15/20	45,000	48,263

AMG Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 83.9% (continued)
Tenet Healthcare Corp.,
4.500%, 04/01/21	$10,000	$9,838
4.750%, 06/01/20	90,000	91,660
6.000%, 10/01/20	150,000	159,375
8.000%, 08/01/20	205,000	215,763
8.125%, 04/01/22	190,000	209,950
Terex Corp.,
6.000%, 05/15/21	155,000	159,650
6.500%, 04/01/20	60,000	62,700
Tesoro Logistics L.P. / Tesoro Logistics Finance Corp.,
5.875%, 10/01/20	93,000	95,790
6.125%, 10/15/21	45,000	46,575
6.250%, 10/15/22 (a)	20,000	20,800
Time, Inc., 5.750%, 04/15/22 (a)	80,000	78,400
T-Mobile USA, Inc.,
6.633%, 04/28/21	45,000	47,306
6.731%, 04/28/22	210,000	221,813
Trinidad Drilling, Ltd., 7.875%, 01/15/19 (a)	90,000	84,150
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 8.750%, 02/01/19	92,000	97,520
Triumph Group, Inc., 4.875%, 04/01/21	80,000	78,600
UCI International, Inc., 8.625%, 02/15/19	110,000	100,100
Ultra Petroleum Corp., 6.125%, 10/01/24 (a)	50,000	43,125
United Rentals North America, Inc.,
7.375%, 05/15/20	50,000	54,281
7.625%, 04/15/22	100,000	109,900
8.250%, 02/01/21	195,000	211,575
United States Cellular Corp., 6.700%, 12/15/33	40,000	38,539
United Surgical Partners International, Inc., 9.000%, 04/01/20	100,000	107,875
UPCB Finance III, Ltd., 6.625%, 07/01/20 (a)	300,000	313,875
Vail Resorts, Inc., 6.500%, 05/01/19	80,000	82,950
Valeant Pharmaceuticals International, Inc.,
5.500%, 03/01/23 (a)	45,000	45,563
6.750%, 08/15/21 (a)	100,000	104,875
7.000%, 10/01/20 (a)	55,000	57,681
7.250%, 07/15/22 (a)	180,000	191,025
7.500%, 07/15/21 (a)	280,000	303,887
Videotron, Ltd., 5.375%, 06/15/24 (a)	35,000	36,138

AMG Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 83.9% (continued)
VRX Escrow Corp.,
5.875%, 05/15/23 (a)	$135,000	$138,713
6.125%, 04/15/25 (a)	125,000	129,688
Watco Cos. LLC / Watco Finance Corp., 6.375%, 04/01/23 (a)	55,000	55,275
Whiting Canadian Holding Co. ULC, 8.125%, 12/01/19[1]	90,000	94,725
Whiting Petroleum Corp.,
5.750%, 03/15/21[1]	105,000	104,738
6.250%, 04/01/23 (a)[1]	50,000	49,844
Williams Partners, L.P. / ACMP Finance Corp.,
5.875%, 04/15/21	20,000	20,881
6.125%, 07/15/22	60,000	63,597
Wind Acquisition Finance, S.A., 7.375%, 04/23/21 (a)	200,000	208,000
Windstream Corp.,
7.500%, 04/01/23	115,000	110,400
7.750%, 10/01/21	245,000	245,613
WMG Acquisition Corp.,
5.625%, 04/15/22 (a)	20,000	20,125
6.000%, 01/15/21 (a)	56,000	57,400
WPX Energy, Inc., 5.250%, 09/15/24	25,000	22,113
WR Grace & Co.,
5.125%, 10/01/21 (a)	20,000	20,800
5.625%, 10/01/24 (a)	10,000	10,712
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.500%, 03/01/25 (a)[1]	110,000	111,925
Zayo Group LLC / Zayo Capital, Inc., 6.000%, 04/01/23 (a)	120,000	121,200
Zebra Technologies Corp., 7.250%, 10/15/22 (a)	130,000	140,400
Total Industrials		30,605,766
Utilities - 1.3%
The AES Corp.,
3.262%, 06/01/19 (06/01/15)[8]	35,000	34,912
4.875%, 05/15/23	25,000	24,500
7.375%, 07/01/21	125,000	139,375
8.000%, 06/01/20	15,000	17,212
Dynegy Finance I, Inc. / Dynegy Finance II, Inc.,
7.375%, 11/01/22 (a)	80,000	84,400
7.625%, 11/01/24 (a)	40,000	42,050

AMG Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Utilities - 1.3% (continued)
NRG Energy, Inc.,
6.250%, 07/15/22	$40,000	$41,300
7.875%, 05/15/21	45,000	48,600
8.250%, 09/01/20	30,000	31,913
Total Utilities		464,262
Total Corporate Bonds and Notes (cost $33,667,486)		33,477,439
Floating Rate Senior Loan Interests - 6.1%[8]
Academy, LTD., Initial Term Loan,
4.500%, 08/03/18 (04/23/15)	33,841	33,956
4.500%, 08/03/18 (04/30/15)	12,781	12,824
4.500%, 08/03/18 (06/03/15)	52,363	52,540
Accellent, Inc., Initial Term Loan (First Lien), 4.500%, 03/12/21 (06/12/15)	99,000	98,490
Alliance Laundry Systems LLC, Term Loan (First Lien),
4.250%, 12/10/18 (04/07/15)	95,548	95,986
4.250%, 12/10/18 (06/05/15)	856	860
American Energy - Marcelus, LLC, Initial Loan (First Lien), 5.250%, 08/04/20 (05/05/15)	65,000	55,348
Bway Intermediate Company, Inc., Initial Term Loan,
5.500%, 08/14/20 (04/08/15)	2,664	2,689
5.500%, 08/14/20 (05/27/15)	61,849	62,428
CD&R Millennium Holdco. 6 S.A.R.L. (Mauser Holdings), Initial Dollar Term Loan (First Lien), 4.500%, 07/31/21 (04/30/15)	64,675	64,503
CD&R Millennium Holdco. 6 S.A.R.L. (Mauser Holdings), Initial Term Loan (Second Lien), 8.250%, 07/31/22 (04/30/15)	70,000	68,600
Charter Communications Operating LLC (AKA CCO Holdings), Term G Loan, 4.250%, 09/10/21 (04/13/15)	170,000	171,580
Clear Channel Communications, Inc., Term Loan D, 6.928%, 01/30/19 (04/30/15)	34,927	33,303
Diamond Foods, Loan, 4.250%, 08/20/18 (04/30/15)	99,248	99,352
Evergreen Skills LUX S.A R.L., Initial Term Loan (First Lien), 5.750%, 04/28/21 (04/28/15)	99,500	98,481
Evergreen Skills LUX S.A R.L., Initial Term Loan (Second Lien), 9.250%, 04/28/22 (04/28/15)	100,000	94,375
Hercules Achievement, Inc. (Varsity Brands), Initial Term Loan (First Lien),
6.000%, 12/10/21 (03/31/15)	1,021	1,031
6.000%, 12/10/21 (04/30/15)	93,742	94,679
The Hillman Group, Inc., Initial Term Loan, 4.500%, 06/30/21 (06/30/15)	99,250	100,118
Integra Telecom Holdings, Inc., Term Loan,
5.250%, 02/22/19 (04/30/15)	65,000	65,081
5.250%, 02/22/19 (06/30/15)	62,400	62,478
Interline Brands, 1st Lien Term Loan, 4.000%, 03/17/21 (06/17/15)	79,398	79,150

AMG Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Floating Rate Senior Loan Interests - 6.1%[8] (continued)
Neiman Marcus Group, Inc., Other Term Loan,
4.250%, 10/25/20 (05/01/15)	$501	$500
4.250%, 10/25/20 (06/05/15)	197,995	197,556
New Albertsons, Inc., Term B Loan, 4.750%, 06/27/21 (06/22/15)	99,500	99,873
Ortho-Clinical Diagnostics Holdings Luxembourg S.A.R.L., Initial Term Loan, 4.750%, 06/30/21 (06/26/15)	99,250	98,498
Petsmart Inc., Term Loan, 5.000%, 03/11/22 (04/13/15)	100,000	100,852
Riverbed Technology Inc., Term Loan B, 6.000%, 02/24/22 (05/25/15)[9]	80,000	80,786
Steinway Musical Instruments, Inc., 1st Lien Term Loan, 4.750%, 09/19/19 (04/30/15)	97,021	97,264
Vertaforce, Inc., 2nd Lien Term Loan, 9.750%, 10/29/17 (06/29/15)	45,000	45,408
Wilton Brands LLC (FKA Wilton Brands Inc.), Tranche B Loan,
7.500%, 08/30/18 (05/26/15)	207	199
7.500%, 08/30/18 (05/27/15)	69,095	66,245
8.500%, 08/30/18 (06/30/15)	3,596	3,596
Total Floating Rate Senior Loan Interests (cost $2,243,936)		2,238,629
Short-Term Investments - 10.9%
Repurchase Agreements - 5.4%[2]
Cantor Fitzgerald Securities, Inc., dated 03/31/15, due 04/01/15, 0.150%, total to be received $1,000,004 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 05/28/15 - 02/20/65,totaling $1,020,000)	1,000,000	1,000,000
Nomura Securities International, Inc., dated 03/31/15, due 04/01/15, 0.130%, total to be received $955,849 (collateralized by various U.S. Government Agency Obligations, 1.280% - 7.500%, 08/18/15 - 03/20/65 totaling $974,963)	955,846	955,846
Total Repurchase Agreements		1,955,846

	Shares
Other Investment Companies - 5.5%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%[10]	2,021,241	2,021,241
Total Short-Term Investments (cost $3,977,087)		3,977,087
Total Investments - 109.0% (cost $39,888,509)		39,751,171
Other Assets, less Liabilities - (9.0)%		(3,281,955)
Net Assets - 100.0%		$36,469,216

AMG Managers Intermediate Duration Government Fund

Schedule of Portfolio Investments (unaudited)

March 31, 2015

	Principal Amount	Value
Asset-Backed Securities - 3.8%
American Homes 4 Rent, Series 2014-SFR1, Class A, 1.250%, 06/17/31 (04/17/15) (a)[8]	$1,233,264	$1,219,910
American Residential Properties, Series 2014-SFR1, Class A, 1.277%, 09/17/31 (04/17/15) (a)[8]	1,730,000	1,713,041
Invitation Homes Trust,
Series 2013-SFR1, Class A, 1.400%, 12/17/30 (04/17/15) (a)[8]	2,193,820	2,186,359
Series 2015-SFR2, Class A, 1.528%, 06/17/32 (05/17/15) (a)[8,9]	1,425,000	1,425,000
Progress Residential Trust, Series 2015-SFR1, Class A, 1.577%, 02/17/32 (04/17/15) (a)[8]	1,200,000	1,203,402
Total Asset-Backed Securities (cost $7,725,946)		7,747,712
Mortgage-Backed Securities - 2.5%
American Home Mortgage Assets Trust, Series 2005-1, Class 1A1, 2.446%, 11/25/35 (05/25/15)[8]	86,356	75,855
American Home Mortgage Investment Trust,
Series 2004-1, Class 4A, 2.378%, 04/25/44 (05/25/15)[8]	128,543	120,991
Series 2005-1, Class 5A1, 2.378%, 06/25/45 (05/25/15)[8]	53,183	52,555
Series 2005-1, Class 6A, 2.378%, 06/25/45 (05/25/15)[8]	966,776	941,123
Bank of America Commercial Mortgage Trust, Series 2006-6, Class A2, 5.309%, 10/10/45	127,222	127,334
Bank of America Funding Corp., Series 2004-B, Class 1A2, 2.669%, 12/20/34 (05/20/15)[8]	124,640	104,088
Bear Stearns Alt-A Trust, Series 2005-3, Class 2A3, 2.647%, 04/25/35 (05/25/15)[8]	123,645	105,027
Countrywide Home Loan Mortgage Pass Through Trust,
Series 2005-HYB2, Class 1A4, 2.723%, 05/20/35 (05/20/15)[8]	97,715	91,576
Series 2005-HYB8, Class 1A1, 2.470%, 12/20/35 (05/20/15)[8]	108,017	88,058
Countrywide Home Loan reperforming loan REMIC Trust, Series 2004-R2, Class 1AF1, 0.594%, 11/25/34 (04/25/15) (a)[4,8]	134,712	120,138
GSMPS Mortgage Loan Trust, Series 2005-RP2, Class 1AF, 0.524%, 03/25/35 (04/25/15) (a)[4,8]	188,388	164,357
GSR Mortgage Loan Trust, Series 2004-5, Class 1A3, 1.970%, 05/25/34 (05/25/15)[8]	40,115	37,341
HarborView Mortgage Loan Trust, Series 2004-7, Class 2A2, 2.297%, 11/19/34 (05/19/15)[8]	72,394	67,331
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2005-LDP2, Class A4, 4.738%, 07/15/42	432,092	431,454
Series 2006-LDP7, Class A3B, 5.841%, 04/15/45[5]	472,631	471,860
Master Alternative Loans Trust, Series 2005-2, Class 2A1, 6.000%, 01/25/35[10]	586,493	605,850
Morgan Stanley Mortgage Loan Trust, Series 2005-4, Class 2A1, 5.920%, 08/25/35[5]	807,904	796,659
Structured Asset Securities Corp., Series 2005-RF1, Class A, 0.524%, 03/25/35 (04/25/15) (a)[4,8]	225,385	189,202
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A2, 5.935%, 06/15/45	76,702	77,162
Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.000%, 12/28/37	262,122	270,224
Total Mortgage-Backed Securities (cost $5,137,391)		4,938,185
U.S. Government and Agency Obligations - 103.1%
Federal Home Loan Mortgage Corporation - 35.1%
FHLMC,
2.349%, 11/01/33 (06/15/15)[8,10]	969,808	1,039,433
2.470%, 01/01/36 (06/15/15)[8,10]	2,134,795	2,285,076
2.785%, 02/01/37 (06/15/15)[8]	64,375	69,290

AMG Managers Intermediate Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Federal Home Loan Mortgage Corporation - 35.1% (continued)
FHLMC Gold Pool,
3.500%, 04/01/32 to 01/01/44[10]	$12,878,140	$13,568,826
3.500%, TBA 30 years,[9,11]	4,900,000	5,128,141
4.000%, 05/01/24 to 07/01/44[10]	7,426,439	7,960,769
4.000%, TBA 30 years,[9,11]	22,000,000	23,466,091
4.500%, 02/01/20 to 09/01/41[10]	3,715,581	4,037,735
5.000%, 05/01/18 to 07/01/41[10]	5,580,280	6,166,039
5.500%, 11/01/17 to 01/01/40[10]	4,019,583	4,503,850
6.000%, 09/01/17 to 01/01/24[10]	1,075,992	1,179,351
7.000%, 07/01/19	125,183	133,359
7.500%, 07/01/34[10]	951,805	1,142,236
Total Federal Home Loan Mortgage Corporation		70,680,196
Federal National Mortgage Association - 48.9%
FNMA,
1.975%, 06/01/34 (05/25/15)[8,10]	768,972	808,237
2.151%, 08/01/34 (05/25/15)[8]	301,900	321,670
3.000%, 05/01/43 to 06/01/43	2,635,869	2,699,452
3.500%, 05/01/42 to 03/01/45[9,10]	3,188,447	3,361,948
3.500%, TBA 30 years,[9,11]	29,900,000	31,377,684
4.000%, 01/01/26 to 02/01/45[10]	6,486,212	6,963,350
4.000%, TBA 30 years,[9,11]	21,900,000	23,399,906
4.500%, 04/01/25 to 09/01/44[10]	11,706,667	12,829,059
4.500%, TBA 30 years,[9,11]	5,100,000	5,563,782
4.750%, 07/01/34 to 09/01/34	357,639	399,435
5.000%, 06/01/18 to 06/01/41	1,495,534	1,655,022
5.500%, 03/01/17 to 08/01/41[10]	3,706,263	4,182,497
6.000%, 08/01/17 to 06/01/39[10]	2,554,408	2,829,856
6.500%, 11/01/28 to 07/01/32	222,859	244,252
7.000%, 11/01/22[10]	602,236	663,629
FNMA REMICS,
Series 1994-55, Class H, 7.000%, 03/25/24[10]	675,898	752,405
Series 2003-W4, Class 4A, 7.005%, 10/25/42[5]	80,169	92,548
Series 2005-13, Class AF, 0.574%, 03/25/35 (04/25/15)[8,10]	378,683	382,059
Total Federal National Mortgage Association		98,526,791
Government National Mortgage Association - 18.0%
GNMA,
2.000%, 05/20/21 (05/20/15)[8]	13,370	13,804
3.000%, 03/20/16 to 08/20/18 (05/20/15)[8,10]	86,750	88,805
3.000%, 02/20/43 to 03/15/45[9]	1,699,570	1,761,167

AMG Managers Intermediate Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Government National Mortgage Association - 18.0% (continued)
GNMA,
3.000%, TBA 30 years,[9,11]	$8,800,000	$9,061,076
3.500%, 08/15/43	1,131,494	1,211,765
3.500%, TBA 30 years,[9,11]	2,000,000	2,104,453
4.000%, 06/20/43 to 11/15/44[10]	2,263,235	2,457,502
4.000%, TBA 30 years,[9,11]	9,600,000	10,228,125
4.500%, 06/15/39 to 05/15/41[10]	975,619	1,086,382
5.000%, 09/15/39 to 10/20/41[10]	5,521,322	6,212,317
5.500%, 10/15/39 to 11/15/39[10]	1,831,031	2,078,254
7.500%, 09/15/28 to 11/15/31	22,273	23,354
Total Government National Mortgage Association		36,327,004
Interest Only Strips - 1.1%
FHLMC,
Series 212, Class IO, 6.000%, 05/01/31[4]	1,653	350
Series 233, Class 5, 4.500%, 09/15/35	113,346	18,727
FHLMC REMICS,
Series 2380, Class SI, 7.726%, 06/15/31 (04/15/15)[4,8]	14,063	3,427
Series 2922, Class SE, 6.576%, 02/15/35 (04/15/15)[8]	129,929	26,984
Series 2934, Class HI, 5.000%, 02/15/20	63,513	5,365
Series 2934, Class KI, 5.000%, 02/15/20	48,553	4,078
Series 2965, Class SA, 5.876%, 05/15/32 (04/15/15)[8]	274,949	46,469
Series 2967, Class JI, 5.000%, 04/15/20	116,574	9,741
Series 2980, Class SL, 6.526%, 11/15/34 (04/15/15)[8]	170,450	43,542
Series 3031, Class BI, 6.515%, 08/15/35 (04/15/15)[8]	329,932	76,245
Series 3065, Class DI, 6.446%, 04/15/35 (04/15/15)[8]	290,315	61,184
Series 3114, Class GI, 6.426%, 02/15/36 (04/15/15)[8]	242,891	61,659
Series 3308, Class S, 7.026%, 03/15/32 (04/15/15)[8]	270,182	57,475
Series 3424, Class XI, 6.396%, 05/15/36 (04/15/15)[8]	267,884	48,681
Series 3489, Class SD, 7.626%, 06/15/32 (04/15/15)[8]	153,561	35,626
Series 3606, Class SN, 6.076%, 12/15/39 (04/15/15)[8]	365,569	60,381
Series 3685, Class EI, 5.000%, 03/15/19	357,524	19,300
Series 3731, Class IO, 5.000%, 07/15/19	167,592	9,554
Series 3882, Class AI, 5.000%, 06/15/26	250,294	18,071
FNMA,
Series 215, Class 2, 7.000%, 04/25/23[4]	86,436	17,426
Series 222, Class 2, 7.000%, 06/25/23[4]	8,271	1,664
Series 343, Class 2, 4.500%, 10/25/33	80,125	14,459
Series 343, Class 21, 4.000%, 09/25/18	99,383	4,824
Series 343, Class 22, 4.000%, 11/25/18	53,840	2,727

AMG Managers Intermediate Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Interest Only Strips - 1.1% (continued)
FNMA,
Series 351, Class 3, 5.000%, 04/25/34	$90,902	$18,003
Series 351, Class 4, 5.000%, 04/25/34	53,361	10,302
Series 351, Class 5, 5.000%, 04/25/34	45,145	8,715
Series 365, Class 4, 5.000%, 04/25/36	121,743	21,867
FNMA REMICS,
Series 2003-73, Class SM, 6.426%, 04/25/18 (04/25/15)[8]	61,302	1,564
Series 2004-49, Class SQ, 6.876%, 07/25/34 (04/25/15)[8]	109,529	22,964
Series 2004-51, Class SX, 6.946%, 07/25/34 (04/25/15)[8]	155,264	35,171
Series 2004-64, Class SW, 6.876%, 08/25/34 (04/25/15)[8]	455,112	99,354
Series 2005-12, Class SC, 6.576%, 03/25/35 (04/25/15)[8]	172,713	29,346
Series 2005-45, Class SR, 6.546%, 06/25/35 (04/25/15)[8]	365,432	73,940
Series 2005-65, Class KI, 6.826%, 08/25/35 (04/25/15)[8,10]	839,138	174,930
Series 2005-89, Class S, 6.526%, 10/25/35 (04/25/15)[8]	847,385	177,641
Series 2006-3, Class SA, 5.976%, 03/25/36 (04/25/15)[8]	178,511	32,930
Series 2007-75, Class JI, 6.371%, 08/25/37 (04/25/15)[8]	182,951	31,498
Series 2008-86, Class IO, 4.500%, 03/25/23	318,747	16,657
Series 2010-37, Class GI, 5.000%, 04/25/25	393,687	18,234
Series 2010-65, Class IO, 5.000%, 09/25/20	471,113	37,570
Series 2010-121, Class IO, 5.000%, 10/25/25	177,107	11,714
Series 2011-69, Class AI, 5.000%, 05/25/18	463,653	24,243
Series 2011-88, Class WI, 3.500%, 09/25/26	434,103	53,546
Series 2011-124, Class IC, 3.500%, 09/25/21	401,221	26,831
Series 2012-126, Class SJ, 4.826%, 11/25/42 (04/25/15)[8]	796,874	133,355
GNMA,
Series 2011-32, Class KS, 11.751%, 06/16/34 (04/16/15)[8]	328,168	58,335
Series 2011-94, Class IS, 6.526%, 06/16/36 (04/16/15)[8]	287,296	40,750
Series 2011-157, Class SG, 6.424%, 12/20/41 (04/20/15)[8]	1,096,526	254,570
Series 2011-167, Class IO, 5.000%, 12/16/20	369,895	23,481
Series 2012-34, Class KS, 5.876%, 03/16/42 (04/16/15)[8]	450,554	101,170
Series 2012-69, Class QI, 4.000%, 03/16/41	327,865	53,322
Series 2012-103, Class IB, 3.500%, 04/20/40	286,920	37,495
Total Interest Only Strips		2,277,457
Total U.S. Government and Agency Obligations (cost $203,418,366)		207,811,448
Short-Term Investments - 36.9%
U.S. Treasury Bills - 0.1%
U.S. Treasury Bill, 0.05%, 04/02/15[12]	90,000	90,000
U.S. Treasury Bill, 0.10%, 09/24/15[12,13]	90,000	89,950
Total U.S. Treasury Bills		179,950

AMG Managers Intermediate Duration Government Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Other Investment Companies - 36.8%[3,10]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	54,220,207	$54,220,207
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.10%	20,011,735	20,011,735
Total Other Investment Companies		74,231,942
Total Short-Term Investments (cost $74,411,889)		74,411,892
Total Investments - 146.3% (cost $290,693,592)		294,909,237
Other Assets, less Liabilities - (46.3)%		(93,264,795)
Net Assets - 100.0%		$201,644,442

AMG Managers Short Duration Government Fund

Schedule of Portfolio Investments (unaudited)

March 31, 2015

	Principal Amount	Value
Asset-Backed Securities - 13.1%
American Residential Properties, Series 2014-SFR1, Class A, 1.277%, 09/17/31 (04/17/15) (a)[8]	$3,670,000	$3,634,023
AmeriCredit Automobile Receivables Trust,
Series 2011-1, Class D, 4.260%, 02/08/17	4,020,000	4,050,299
Series 2011-2, Class D, 4.000%, 05/08/17	3,900,000	3,930,857
Series 2011-3, Class D, 4.040%, 07/10/17	4,095,000	4,166,921
Series 2012-1, Class C, 2.670%, 01/08/18	400,000	403,567
Chase Issuance Trust, Series 2013-A9, Class A, 0.595%, 11/16/20 (04/15/15)[8]	11,724,000	11,754,424
Citibank Credit Card Issuance Trust, Series 2013-A12, Class A12, 0.486%, 11/07/18 (05/07/15)[8]	4,000,000	3,997,232
Discover Card Execution Note Trust, Series 2014-A2, Class A2, 0.457%, 08/15/19 (05/15/15)[8]	1,800,000	1,796,438
Invitation Homes Trust, Series 2015-SFR2, Class A, 1.528%, 06/17/32 (05/17/15) (a)[8,9]	2,463,000	2,463,000
Progress Residential Trust, Series 2015-SFR1, Class A, 1.577%, 02/17/32 (04/17/15) (a)[8]	1,400,000	1,403,969
Santander Drive Auto Receivables Trust, Series 2011-1, Class D, 4.010%, 02/15/17	3,815,177	3,848,270
SLM Student Loan Trust, Series 2008-9, Class A, 1.756%, 04/25/23 (04/27/15)[8]	6,903,092	7,078,307
Total Asset-Backed Securities (cost $48,605,231)		48,527,307
Mortgage-Backed Securities - 2.9%
Bank of America Commercial Mortgage Trust, Series 2006-6, Class A2, 5.309%, 10/10/45	28,050	28,074
Bank of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-6, Class A4, 5.178%, 09/10/47[5]	2,281,766	2,307,807
Bear Stearns Commercial Mortgage Securities Trust,
Series 2004-PWR4, Class A3, 5.468%, 06/11/41[5]	65,993	65,968
Series 2006-T22, Class A4, 5.575%, 04/12/38[5]	1,617,078	1,658,615
CD Commercial Mortgage Trust, Series 2005-CD1, Class A4, 5.225%, 07/15/44[5]	541,844	544,432
Commercial Mortgage Trust, Series 2005-C6, Class A5A, 5.116%, 06/10/44[5]	263,697	264,945
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-25, Class 2A4, 0.674%, 02/25/35 (04/27/15)[4,8]	491,357	195,509
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class A4, 4.954%, 09/15/30	492,142	492,423
Merrill Lynch Mortgage Investors Trust, Series 1998-C1, Class A3, 6.720%, 11/15/26[5]	717,410	743,464
Morgan Stanley Capital I Trust, Series 2006-HQ8, Class A4, 5.413%, 03/12/44[5]	1,649,901	1,675,024
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C20, Class A7, 5.118%, 07/15/42[5]	992,442	994,516
Series 2005-C22, Class A4, 5.271%, 12/15/44[5]	1,333,320	1,349,706
WaMu Mortgage Pass Through Certificates, Series 2005-AR2, Class 2A3, 0.524%, 01/25/45 (04/25/15)[8]	443,050	407,695
Total Mortgage-Backed Securities (cost $11,556,864)		10,728,178
U.S. Government and Agency Obligations - 75.5%
Federal Home Loan Mortgage Corporation - 27.5%
FHLMC,
1.875%, 09/01/35 (06/15/15)[8]	2,007,432	2,121,479
2.125%, 11/01/33 (06/15/15)[8]	929,916	988,361
2.344%, 10/01/33 (06/15/15)[8]	1,231,477	1,315,041
2.350%, 10/01/33 to 11/01/33 (06/15/15)[8]	3,068,513	3,278,079
2.355%, 12/01/33 (06/15/15)[8]	1,697,820	1,819,370

AMG Managers Short Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Federal Home Loan Mortgage Corporation - 27.5% (continued)
FHLMC,
2.357%, 07/01/34 (06/15/15)[8]	$280,079	$298,842
2.365%, 09/01/33 (06/15/15)[8]	2,313,179	2,467,872
2.375%, 12/01/32 to 05/01/34 (06/15/15)[8]	3,278,666	3,499,108
2.396%, 03/01/34 (06/15/15)[8]	2,822,449	3,009,565
2.410%, 10/01/28 (06/15/15)[8]	42,948	45,250
2.556%, 02/01/23 (06/15/15)[8]	263,784	280,438
2.642%, 06/01/35 (06/15/15)[8]	702,345	753,030
2.785%, 02/01/37 (06/15/15)[8]	768,826	827,525
FHLMC Gold Pool,
4.000%, 05/01/24 to 11/01/26	8,233,682	8,770,315
4.500%, 05/01/19 to 07/01/26	5,303,887	5,645,667
5.000%, 10/01/18 to 04/01/23	7,602,017	8,055,619
5.500%, 05/01/17 to 08/01/40	21,869,053	24,243,652
6.000%, 06/01/16 to 01/01/24	6,421,012	6,991,623
6.500%, 03/01/18 to 10/01/23	450,835	485,633
7.000%, 06/01/17 to 07/01/19	203,403	213,290
7.500%, 04/01/15 to 03/01/33	331,058	406,825
FHLMC REMICS,
Series 2091, Class PG, 6.000%, 11/15/28	231,420	255,755
Series 2132, Class PE, 6.000%, 03/15/29	378,698	431,329
Series 2427, Class LW, 6.000%, 03/15/17	469,470	485,628
Series 2429, Class HB, 6.500%, 12/15/23	600,157	678,720
Series 2541, Class ED, 5.000%, 12/15/17	1,944,746	2,028,294
Series 2627, Class BM, 4.500%, 06/15/18	149,653	156,535
Series 2631, Class PD, 4.500%, 06/15/18	50,568	52,785
Series 2645, Class BY, 4.500%, 07/15/18	1,720,717	1,799,860
Series 2682, Class LC, 4.500%, 07/15/32	682,173	698,071
Series 2683, Class JB, 4.000%, 09/15/18	527,730	550,513
Series 2709, Class PE, 5.000%, 12/15/22	205,499	207,360
Series 2763, Class JD, 3.500%, 10/15/18	101,566	102,174
Series 2786, Class BC, 4.000%, 04/15/19	178,514	187,122
Series 2809, Class UC, 4.000%, 06/15/19	193,262	201,993
Series 2877, Class PA, 5.500%, 07/15/33	177,659	187,715
Series 2882, Class UM, 4.500%, 08/15/19	415,409	418,420
Series 2935, Class LM, 4.500%, 02/15/35	577,181	600,397
Series 3000, Class PB, 3.900%, 01/15/23	7,179	7,185
Series 3013, Class GA, 5.000%, 06/15/34	316,658	321,288
Series 3033, Class CI, 5.500%, 01/15/35	335,645	351,904
Series 3117, Class PL, 5.000%, 08/15/34	190,087	191,220

AMG Managers Short Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Federal Home Loan Mortgage Corporation - 27.5% (continued)
FHLMC REMICS,
Series 3535, Class CA, 4.000%, 05/15/24	$169,768	$176,125
Series 3609, Class LA, 4.000%, 12/15/24	567,549	592,635
Series 3632, Class AG, 4.000%, 06/15/38	327,170	341,722
Series 3653, Class JK, 5.000%, 11/15/38	307,903	329,620
Series 3659, Class EJ, 3.000%, 06/15/18	3,709,314	3,795,289
Series 3683, Class AD, 2.250%, 06/15/20	822,252	830,707
Series 3756, Class DA, 1.200%, 11/15/18	667,293	669,093
Series 3818, Class UA, 1.350%, 02/15/17	553,915	556,396
Series 3827, Class CA, 1.500%, 04/15/17	207,394	208,304
Series 3846, Class CK, 1.500%, 09/15/20	236,584	238,286
Series 3990, Class GF, 0.575%, 03/15/41 (04/15/15)[8]	8,396,578	8,485,489
Total Federal Home Loan Mortgage Corporation		101,654,518
Federal National Mortgage Association - 39.4%
FNMA,
1.850%, 08/01/34 (05/25/15)[8]	334,987	350,993
1.875%, 02/01/33 (05/25/15)[8]	1,373,627	1,439,276
1.901%, 01/01/24 (05/25/15)[8]	624,495	638,297
1.925%, 09/01/33 to 03/01/36 (05/25/15)[8]	1,997,844	2,109,848
1.930%, 08/01/35 (05/25/15)[8]	563,196	595,989
1.935%, 08/01/33 (05/25/15)[8]	507,662	533,362
1.975%, 06/01/34 (05/25/15)[8]	964,747	1,014,009
2.020%, 02/01/36 (05/25/15)[8]	3,272,959	3,470,898
2.125%, 10/01/35 (05/25/15)[8]	1,673,075	1,775,989
2.150%, 01/01/34 (05/25/15)[8]	746,747	787,578
2.151%, 08/01/34 (05/25/15)[8]	377,375	402,088
2.164%, 08/01/36 (05/25/15)[8]	219,302	233,949
2.182%, 01/01/36 (05/25/15)[8]	74,774	80,199
2.193%, 03/01/34 (05/25/15)[8]	284,532	303,864
2.194%, 12/01/33 (05/25/15)[8]	648,445	693,929
2.195%, 01/01/33 (05/25/15)[8]	33,174	33,962
2.202%, 07/01/34 (05/25/15)[8]	1,628,360	1,737,132
2.243%, 05/01/33 (05/25/15)[8]	2,018,411	2,157,644
2.270%, 09/01/37 (05/25/15)[8]	242,259	257,885
2.280%, 09/01/33 (05/25/15)[8]	651,040	686,709
2.295%, 04/01/37 (05/25/15)[8]	5,438,438	5,778,406
2.307%, 12/01/34 (05/25/15)[8]	2,833,964	3,039,397
2.308%, 02/01/37 (05/25/15)[8]	464,165	497,274
2.314%, 03/01/33 to 06/01/33 (05/25/15)[8]	936,755	998,452
2.341%, 01/01/26 (05/25/15)[8]	272,422	283,101

AMG Managers Short Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Federal National Mortgage Association - 39.4% (continued)
FNMA,
2.348%, 08/01/35 (05/25/15)[8]	$1,630,312	$1,744,080
2.354%, 01/01/25 (05/25/15)[8]	409,530	427,384
2.355%, 06/01/35 to 05/01/36 (05/25/15)[8]	450,985	480,662
2.373%, 05/01/34 (05/25/15)[8]	2,080,199	2,224,219
2.382%, 06/01/34 (05/25/15)[8]	2,541,948	2,711,226
2.402%, 01/01/36 (05/25/15)[8]	54,093	57,841
2.425%, 01/01/34 (05/25/15)[8]	2,211,660	2,361,225
2.428%, 12/01/34 (05/25/15)[8]	2,396,879	2,568,046
2.435%, 01/01/33 (05/25/15)[8]	1,052,070	1,123,652
2.445%, 08/01/35 (05/25/15)[8]	1,707,705	1,821,062
2.471%, 04/01/34 (05/25/15)[8]	644,984	691,906
2.486%, 11/01/34 (05/25/15)[8]	4,087,291	4,377,492
2.492%, 04/01/34 (05/25/15)[8]	750,364	802,856
2.512%, 01/01/36 (05/25/15)[8]	4,151,544	4,449,430
3.500%, TBA 15 years,[9,11]	10,000,000	10,609,375
4.000%, 10/01/21 to 08/01/30	1,083,482	1,157,590
4.500%, 10/01/19 to 06/01/26	3,890,009	4,183,864
5.000%, 10/01/18 to 09/01/25	11,197,114	12,004,150
5.500%, 11/01/17 to 08/01/41	17,957,699	20,225,283
6.000%, 03/01/17 to 07/01/25	8,397,945	9,125,465
6.500%, 04/01/17 to 08/01/32	4,861,103	5,686,486
7.000%, 11/01/22	2,244,676	2,473,503
7.500%, 08/01/33 to 09/01/33	79,771	99,882
FNMA Grantor Trust,
Series 2002-T5, Class A1, 0.414%, 05/25/32 (04/27/15)[8]	299,850	295,409
Series 2003-T4, Class 1A, 0.393%, 09/26/33 (04/27/15)[8]	14,453	14,321
FNMA REMICS,
Series 1994-31, Class ZC, 6.500%, 02/25/24	579,856	665,883
Series 1994-76, Class J, 5.000%, 04/25/24	189,711	198,744
Series 2003-W4, Class 4A, 7.005%, 10/25/42[5]	481,013	555,286
Series 2001-63, Class FA, 0.727%, 12/18/31 (04/18/15)[8]	546,538	555,025
Series 2001-76, Class UD, 5.500%, 01/25/17	567,620	584,352
Series 2002-47, Class FD, 0.574%, 08/25/32 (04/25/15)[8]	576,701	582,579
Series 2002-56, Class UC, 5.500%, 09/25/17	245,432	255,424
Series 2002-74, Class FV, 0.624%, 11/25/32 (04/25/15)[8]	1,005,999	1,017,104
Series 2003-2, Class FA, 0.674%, 02/25/33 (04/25/15)[8]	511,509	518,290
Series 2003-3, Class HJ, 5.000%, 02/25/18	145,006	151,061
Series 2003-64, Class YA, 3.000%, 05/25/23	143,010	145,608

AMG Managers Short Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Federal National Mortgage Association - 39.4% (continued)
FNMA REMICS,
Series 2004-1, Class AC, 4.000%, 02/25/19	$99,785	$103,813
Series 2004-21, Class AE, 4.000%, 04/25/19	447,990	466,883
Series 2004-27, Class HB, 4.000%, 05/25/19	219,196	227,329
Series 2004-53, Class NC, 5.500%, 07/25/24	330,178	362,678
Series 2004-78, Class AC, 5.000%, 05/25/32	16,118	16,105
Series 2005-13, Class AF, 0.574%, 03/25/35 (04/25/15)[8]	705,904	712,198
Series 2005-19, Class PA, 5.500%, 07/25/34	153,944	167,196
Series 2005-29, Class TC, 5.000%, 04/25/35	47,598	47,854
Series 2005-58, Class EP, 5.500%, 07/25/35	375,348	413,867
Series 2005-68, Class PB, 5.750%, 07/25/35	80,223	86,246
Series 2005-68, Class PC, 5.500%, 07/25/35	288,871	309,672
Series 2005-100, Class GC, 5.000%, 12/25/34	426,296	435,390
Series 2006-18, Class PD, 5.500%, 08/25/34	93,573	96,539
Series 2007-56, Class FN, 0.544%, 06/25/37 (04/25/15)[8]	271,027	270,613
Series 2007-69, Class AB, 5.500%, 12/25/32	77,021	77,792
Series 2008-59, Class KB, 4.500%, 07/25/23	208,274	218,444
Series 2010-12, Class AC, 2.500%, 12/25/18	285,232	290,732
Series 2011-40, Class DK, 4.000%, 11/25/37	168,332	168,948
Series 2011-60, Class UC, 2.500%, 09/25/39	496,162	506,433
Series 2011-60, Class UE, 3.000%, 09/25/39	1,204,674	1,243,032
Series 2011-115, Class FK, 0.544%, 10/25/39 (04/25/15)[8]	8,006,159	8,055,837
FNMA Whole Loan,
Series 2003-W1, Class 2A, 6.519%, 12/25/42[5]	20,166	23,611
Series 2003-W13, Class AV2, 0.454%, 10/25/33 (04/27/15)[4,8]	36,390	35,019
Series 2004-W5, Class F1, 0.624%, 02/25/47 (04/25/15)[8]	521,110	524,554
Series 2004-W14, Class 1AF, 0.574%, 07/25/44 (04/25/15)[8]	2,114,406	2,080,925
Series 2005-W2, Class A1, 0.374%, 05/25/35 (04/25/15)[8]	1,606,603	1,586,023
Total Federal National Mortgage Association		145,373,728
Government National Mortgage Association - 3.1%
GNMA,
1.625%, 12/20/21 to 03/20/37 (05/20/15)[8]	6,028,223	6,248,769
2.000%, 06/20/22 (05/20/15)[8]	52,502	56,047
2.500%, 07/20/18 to 08/20/21 (05/20/15)[8]	46,767	48,331
2.750%, 10/20/17 (05/20/15)[8]	13,018	13,336
3.000%, 11/20/17 to 03/20/21 (05/20/15)[8]	57,985	60,110
3.500%, 07/20/18 (05/20/15)[8]	18,937	19,576
4.000%, 09/15/18	252,821	267,764
4.500%, 04/15/18 to 07/15/24	1,595,280	1,686,887
5.000%, 06/20/19 to 04/20/20	392,749	418,076

AMG Managers Short Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Government National Mortgage Association - 3.1% (continued)
GNMA,
5.500%, 03/15/17 to 06/15/18	$755,661	$784,707
9.500%, 12/15/17	1,817	1,915
Series 2000-36, Class F, 0.725%, 11/16/30 (04/16/15)[8]	618,501	623,574
Series 2010-2, Class F, 0.725%, 01/16/40 (04/16/15)[8]	1,252,283	1,267,783
Total Government National Mortgage Association		11,496,875
Interest Only Strips - 2.0%
FHLMC,
Series 215, Class IO, 8.000%, 06/15/31[4]	116,495	22,874
Series 233, Class 5, 4.500%, 09/15/35	57,829	9,555
FHLMC REMICS,
Series 2649, Class IM, 7.000%, 07/15/33	405,223	97,921
Series 2763, Class KS, 6.476%, 10/15/18 (04/15/15)[8]	124,596	2,284
Series 2922, Class SE, 6.576%, 02/15/35 (04/15/15)[8]	292,865	60,824
Series 2934, Class HI, 5.000%, 02/15/20	90,732	7,665
Series 2934, Class KI, 5.000%, 02/15/20	56,644	4,757
Series 2965, Class SA, 5.876%, 05/15/32 (04/15/15)[8]	680,805	115,063
Series 2967, Class JI, 5.000%, 04/15/20	274,324	22,923
Series 2980, Class SL, 6.526%, 11/15/34 (04/15/15)[8]	376,157	96,090
Series 2981, Class SU, 7.626%, 05/15/30 (04/15/15)[8]	322,082	81,469
Series 3031, Class BI, 6.515%, 08/15/35 (04/15/15)[8]	1,008,578	233,076
Series 3065, Class DI, 6.446%, 04/15/35 (04/15/15)[8]	887,470	187,034
Series 3114, Class GI, 6.426%, 02/15/36 (04/15/15)[8]	1,496,356	379,858
Series 3308, Class S, 7.026%, 03/15/32 (04/15/15)[8]	612,887	130,378
Series 3424, Class XI, 6.396%, 05/15/36 (04/15/15)[8]	697,787	126,805
Series 3489, Class SD, 7.626%, 06/15/32 (04/15/15)[8]	343,674	79,733
Series 3606, Class SN, 6.076%, 12/15/39 (04/15/15)[8]	973,223	160,748
Series 3685, Class EI, 5.000%, 03/15/19	798,346	43,097
Series 3731, Class IO, 5.000%, 07/15/19	380,161	21,672
Series 3882, Class AI, 5.000%, 06/15/26	200,194	14,454
FNMA,
Series 92, Class 2, 9.000%, 12/25/16[4]	4,555	243
Series 306, Class IO, 8.000%, 05/25/30[4]	93,925	23,051
Series 365, Class 4, 5.000%, 04/25/36	82,152	14,756
FNMA REMICS,
Series 2001-82, Class S, 7.656%, 05/25/28 (04/25/15)[4,8]	288,667	71,056
Series 2003-48, Class SJ, 5.826%, 06/25/18 (04/25/15)[8]	118,088	5,634
Series 2003-73, Class SM, 6.426%, 04/25/18 (04/25/15)[8]	80,077	2,043
Series 2004-49, Class SQ, 6.876%, 07/25/34 (04/25/15)[8]	244,255	51,210
Series 2004-51, Class SX, 6.946%, 07/25/34 (04/25/15)[8]	389,671	88,269

AMG Managers Short Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Interest Only Strips - 2.0% (continued)
FNMA REMICS,
Series 2004-64, Class SW, 6.876%, 08/25/34 (04/25/15)[8]	$1,047,289	$228,630
Series 2004-66, Class SE, 6.326%, 09/25/34 (04/25/15)[8]	169,378	33,262
Series 2005-5, Class SD, 6.526%, 01/25/35 (04/25/15)[8]	307,262	59,469
Series 2005-12, Class SC, 6.576%, 03/25/35 (04/25/15)[8]	388,550	66,019
Series 2005-45, Class SR, 6.546%, 06/25/35 (04/25/15)[8]	900,422	182,187
Series 2005-65, Class KI, 6.826%, 08/25/35 (04/25/15)[8]	2,092,894	436,293
Series 2005-66, Class GS, 6.676%, 07/25/20 (04/25/15)[8]	152,980	14,998
Series 2006-3, Class SA, 5.976%, 03/25/36 (04/25/15)[8]	413,146	76,213
Series 2007-75, Class JI, 6.371%, 08/25/37 (04/25/15)[8]	219,497	37,789
Series 2007-85, Class SI, 6.286%, 09/25/37 (04/25/15)[8]	453,364	83,621
Series 2008-86, Class IO, 4.500%, 03/25/23	797,885	41,696
Series 2008-87, Class AS, 7.476%, 07/25/33 (04/25/15)[8]	1,275,529	287,819
Series 2010-37, Class GI, 5.000%, 04/25/25	1,011,300	46,840
Series 2010-65, Class IO, 5.000%, 09/25/20	1,217,793	97,115
Series 2010-68, Class SJ, 6.376%, 07/25/40 (04/25/15)[8]	448,635	94,036
Series 2010-105, Class IO, 5.000%, 08/25/20	621,978	49,134
Series 2010-121, Class IO, 5.000%, 10/25/25	475,296	31,436
Series 2011-69, Class AI, 5.000%, 05/25/18	1,238,641	64,764
Series 2011-88, Class WI, 3.500%, 09/25/26	1,273,729	157,113
Series 2011-124, Class IC, 3.500%, 09/25/21	1,902,380	127,220
Series 2012-126, Class SJ, 4.826%, 11/25/42 (04/25/15)[8]	5,240,910	877,057
GNMA,
Series 2011-32, Class KS, 11.751%, 06/16/34 (04/16/15)[8]	797,268	141,721
Series 2011-94, Class IS, 6.526%, 06/16/36 (04/16/15)[8]	645,474	91,553
Series 2011-146, Class EI, 5.000%, 11/16/41	386,312	96,272
Series 2011-157, Class SG, 6.424%, 12/20/41 (04/20/15)[8]	1,342,099	311,582
Series 2011-167, Class IO, 5.000%, 12/16/20	2,178,475	138,293
Series 2012-34, Class KS, 5.876%, 03/16/42 (04/16/15)[8]	3,459,969	776,917
Series 2012-69, Class QI, 4.000%, 03/16/41	1,734,419	282,074
Series 2012-96, Class IC, 3.000%, 08/20/27	1,081,734	110,016
Series 2012-101, Class AI, 3.500%, 08/20/27	799,317	92,639
Series 2012-103, Class IB, 3.500%, 04/20/40	1,249,038	163,228
Total Interest Only Strips		7,451,548
U.S. Government Obligations - 3.5%
U.S. Treasury Inflation Indexed Bonds,
0.375%, 07/15/23	8,837,400	9,061,790
2.375%, 01/15/27	3,163,770	3,903,301
Total U.S. Government Obligations		12,965,091
Total U.S. Government and Agency Obligations (cost $270,418,930)		278,941,760

AMG Managers Short Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Short-Term Investments - 15.9%
U.S. Government and Agency Discount Notes - 10.6%
FHLMC, 0.08%, 04/06/15[12]	$1,000,000	$999,995
FHLMC, 0.08%, 04/09/15[12]	3,000,000	2,999,976
FHLMC, 0.05%, 05/06/15[12]	3,100,000	3,099,873
FHLMC, 0.05%, 06/16/15[12]	7,134,000	7,133,080
FHLMC, 0.12%, 08/25/15[12]	8,000,000	7,996,952
FHLMC, 0.16%, 10/20/15[12]	2,000,000	1,998,350
FNMA, 0.06%, 05/01/15[12]	3,000,000	2,999,895
FNMA, 0.14%, 09/01/15[12]	10,000,000	9,994,470
FNMA, 0.14%, 10/01/15[12]	2,000,000	1,998,506
Total U.S. Government and Agency Discount Notes		39,221,097
U.S. Treasury Bills - 0.4%
U.S. Treasury Bill, 0.05%, 04/02/15	830,000	830,000
U.S. Treasury Bill, 0.10%, 09/24/15[12,13]	710,000	709,610
Total U.S. Treasury Bills		1,539,610

	Shares
Other Investment Companies - 4.9%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%[10]	17,817,398	17,817,398
Total Short-Term Investments (cost $58,574,401)		58,578,105
Total Investments - 107.4% (cost $389,155,426)		396,775,350
Other Assets, less Liabilities - (7.4)%		(27,428,867)
Net Assets - 100.0%		$369,346,483

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At March 31, 2015, the approximate cost of investments for federal income tax purposes and the aggregate gross unrealized appreciation and/or depreciation based on tax cost were as follows:

Fund	Cost	Appreciation	Depreciation	Net
AMG Chicago Equity Partners Balanced Fund	$72,754,942	$6,231,123	$(898,666)	$5,332,457
AMG Chicago Equity Partners Small Cap Value Fund	11,552,380	39,704	(24,348)	15,356
AMG Managers High Yield Fund	39,889,904	1,068,979	(1,207,712)	(138,733)
AMG Managers Intermediate Duration Government Fund	293,020,269	2,638,999	(750,031)	1,888,968
AMG Managers Short Duration Government Fund	396,681,591	1,367,697	(1,273,938)	93,759

*	Non-income producing security.
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At March 31, 2015, the value of these securities amounted to the following:

Fund	Value	% of Net Assets
AMG Managers High Yield Fund	$11,385,604	31.2%
AMG Managers Intermediate Duration Government Fund	8,221,409	4.1%
AMG Managers Short Duration Government Fund	7,500,992	2.0%

(b)	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.

[1]	Some or all of these shares were out on loan to various brokers as of March 31, 2015, amounting to the following:

Fund	Market Value	% of Net Assets
AMG Chicago Equity Partners Balanced Fund	$353,444	0.5%
AMG Chicago Equity Partners Small Cap Fund	15,760	0.1%
AMG Managers High Yield Fund	1,894,834	5.2%

[2]	Collateral received from brokers for securities lending was invested in these short-term investments.
[3]	Yield shown represents the March 31, 2015, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[4]	Illiquid Security: A security not readily convertible into cash such as a stock, bond or commodity that is not actively traded and would be difficult to sell in a timely sale. The Funds may not invest more than 15% of their net assets in illiquid securities. The market value of illiquid securities at March 31, 2015, amounted to the following:

Fund	Market Value	% of Net Assets
AMG Managers High Yield	$255,821	0.7%
Managers Intermediate Duration Government Fund	496,564	0.2%
AMG Managers Short Duration Government Fund	347,752	0.1%

[5]	Variable Rate Security: The rate listed is as of March 31, 2015 and is periodically reset subject to terms and conditions set forth in the debenture.
[6]	Payment-in-Kind Security: The security may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
[7]	Security is in default. Issuer has failed to make a timely payment of either principal or interest or has failed to comply with some provision of the bond indenture.
[8]	Floating Rate Security: The rate listed is as of March 31, 2015. Date in parentheses represents the security’s next coupon rate reset.
[9]	All or part of the security is delayed delivery transaction. The traded amount for delayed delivery securities at March 31, 2015, amounted to the following:

Fund	Value	% of Net Assets
AMG Managers High Yield Fund	$291,586	0.8%
AMG Managers Intermediate Duration Government Fund	114,226,377	56.6%
AMG Managers Short Duration Government Fund	13,072,375	3.5%

Notes to Schedules of Portfolio Investments (continued)

[10]	Some or all of the these securities are segregated as collateral for delayed delivery agreements. At March 31, 2015, the value of theses securities amounted to the following:

Fund	Value	% of Net Assets
AMG Managers High Yield Fund	$291,586	0.8%
AMG Managers Intermediate Duration Government Fund	114,226,377	56.6%
AMG Managers Short Duration Government Fund	13,072,375	3.5%

[11]	TBA Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.
[12]	Represents yield to maturity at March 31, 2015.
[13]	Some or all of this security is held as collateral for futures contracts. The market value of collateral at March 31, 2015, amounted to the following:

Fund	Value	% of Net Assets
AMG Managers Intermediate Duration Government Fund	$89,950	0.04%
AMG Managers Short Duration Government Fund	709,610	0.2%

The following tables summarize the inputs used to value the Funds’ net assets by the fair value hierarchy levels as of March 31, 2015:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Chicago Equity Partners Balanced Fund
Investments in Securities
Common Stocks†	$49,304,536	—	—	$49,304,536
Corporate Bonds and Notes††	—	$1,875,787	—	1,875,787
U.S. Government and Agency Obligations††	—	24,763,769	—	24,763,769
Short-Term Investments
Repurchase Agreements	—	367,998	—	367,998
Other Investment Companies	1,775,309	—	—	1,775,309

Total Investments in Securities	$51,079,845	$27,007,554	—	$78,087,399

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Chicago Equity Partners Small Cap Value Fund
Investments in Securities
Common Stocks†	$11,538,390	—	—	$11,538,390
Short-Term Investments
Repurchase Agreements	—	$16,139	—	16,139
Other Investment Companies	13,207	—	—	13,207

Total Investments in Securities	$11,551,597	$16,139	—	$11,567,736

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Managers High Yield Fund
Investments in Securities
Common Stocks†	—	—	$58,016	$58,016
Corporate Bonds and Notes††	—	$33,315,259	162,180	33,477,439
Floating Rate Senior Loan Interests	—	1,962,097	276,532	2,238,629
Short-Term Investments
Repurchase Agreements	—	1,955,846	—	1,955,846
Other Investment Companies	$2,021,241	—	—	2,021,241

Total Investments in Securities	$2,021,241	$37,233,202	$496,728	$39,751,171

The following table below is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value at March 31, 2015:

AMG Managers High Yield Fund	Common Stock	Corporate Bond	Floating Rate Senior Loan	Total
Balance as of December 31, 2014	—	—	$274,666	$274,666
Accrued discounts (premiums)	—	—	(42)	(42)
Realized gain (loss)	—	—	(3)	(3)
Change in unrealized appreciation (depreciation)	$58,016	$(83,851)	4,838	(20,997)
Purchases	—	159,180	—	159,180
Sales	—	—	(2,927)	(2,927)
Transfers in to Level 3	—	86,851	—	86,851
Transfers out of Level 3	—	—	—	—
Balance as of March 31, 2015	$58,016	$162,180	$276,532	$496,728
Net change in unrealized appreciation/depreciation on investments still held at March 31, 2015	$58,016	$(83,851)	$4,838	$(20,997)

The following table summarizes the quantitative inputs and assumptions used for items categorized in level 3 of the fair value hierarchy as of March 31, 2015. The table below is not intended to be all-inclusive, but rather provides information on the significant level 3 inputs as they relate to the Fund’s fair value measurements:

	Quantitative Information about Level 3 Fair Value Measurements
	Fair Value as of March 31, 2015	Valuation Technique(s)	Unobservable Inputs	Range	Average
Common Stock	$58,016	Enterprise Value	EV Multiple, Discount	7.9-10.0	8.9
Corporate Bond	162,180	Enterprise Value	EV Multiple, Discount	7.9-10.0	8.9
Floating Rate Senior Loan	276,532	Unadjusted Price from Third Party	Price	n/a	n/a

Total	$496,728

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Managers Intermediate Duration Government Fund
Investments in Securities
Asset-Backed Securities	—	$7,747,712	—	$7,747,712
Mortgage-Backed Securities	—	4,938,185	—	4,938,185
U.S. Government and Agency Obligations††	—	207,811,448	—	207,811,448
Short-Term Investments
U.S. Treasury Bills	—	179,950	—	179,950
Other Investment Companies	$74,231,942	—	—	74,231,942

Total Investments in Securities	$74,231,942	$220,677,295	—	$294,909,237

TBA Sale Commitments	—	$(1,804,438)	—	$(1,804,438)

Financial Derivative Instruments-Assets†††
Interest Rate Contracts	$13,967	—	—	$13,967

Financial Derivative Instruments-Liabilities†††
Interest Rate Contracts	(155,539)	—	—	(155,539)

Total Financial Derivative Instruments	$(141,572)	—	—	$(141,572)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Managers Short Duration Government Fund
Investments in Securities
Asset-Backed Securities	—	$48,527,307	—	$48,527,307
Mortgage-Backed Securities	—	10,728,178	—	10,728,178
U.S. Government and Agency Obligations††	—	278,941,760	—	278,941,760
Short-Term Investments
U.S. Government and Agency Discount Notes	—	39,221,097	—	39,221,097
U.S. Treasury Bills	—	1,539,610	—	1,539,610
Other Investment Companies	$17,817,398	—	—	17,817,398

Total Investments in Securities	$17,817,398	$378,957,952	—	$396,775,350

Financial Derivative Instruments-Assets†††
Interest Rate Contracts	$23,230	—	—	$23,230

Financial Derivative Instruments-Liabilities†††
Interest Rate Contracts	(751,806)	—	—	(751,806)

Total Financial Derivative Instruments	$(728,576)	—	—	$(728,576)

†	All common stocks held in the Funds are level 1 securities. For a detailed breakout of these securities, please refer to the respective Schedule of Portfolio Investments.
††	All corporate bonds and notes and U.S. government and agency obligations held in the Funds are level 2 securities. For a detailed breakout of the corporate bonds and notes and U.S. government and agency obligations; by major industry or agency classification, please refer to the respective Schedule of Portfolio Investments.
†††	Derivative instruments, such as futures, are not reflected in the Schedule of Portfolio Investments and are valued at the unrealized appreciation/depreciation of the instrument.

Notes to Schedules of Portfolio Investments (continued)

As of March 31, 2015, the Funds had no transfers between levels from the beginning of the reporting period.

At March 31, 2015, the following Fund had TBA forward sale commitments:

AMG Managers Intermediate Duration Government Fund

	Principal	Settlement		Current
Security	Amount	Date		Liability	Proceeds
FNMA, 3.500%, TBA 30 years	$700,000	4/14/15		$(735,219)	$729,531
FNMA, 4.000%, TBA 30 years	1,000,000	4/14/15		(1,069,219)	1,060,938

			Totals	$(1,804,438)	$1,790,469

At March 31, 2015, the following Funds had open futures contracts:

AMG Managers Intermediate Duration Government Fund

Type	Number of Contracts	Position	Expiration Date	Unrealized Gain/(Loss)
2-Year U.S. Treasury Note	4	Short	07/06/15	$(3,010)
5-Year Interest Rate Swap	23	Short	06/17/15	(40,306)
5-Year U.S. Treasury Note	2	Short	07/06/15	(2,349)
10-Year Interest Rate Swap	34	Short	06/17/15	(109,874)
10-Year U.S. Treasury Note	5	Long	06/30/15	7,644
Ultra U.S. Treasury Bond	2	Long	06/30/15	6,323

			Total	$(141,572)

AMG Managers Short Duration Government Fund

Type	Number of Contracts	Position	Expiration Date	Unrealized Gain/(Loss)
2-Year U.S. Treasury Note	31	Short	07/06/15	$(23,328)
5-Year Interest Rate Swap	241	Short	06/17/15	(421,987)
5-Year U.S. Treasury Note	20	Long	07/06/15	23,230
10-Year Interest Rate Swap	54	Short	06/17/15	(174,768)
10-Year U.S. Treasury Note	30	Short	06/30/15	(46,014)
Ultra U.S. Treasury Bond	27	Short	06/30/15	(85,709)

			Total	$(728,576)

INVESTMENTS DEFINITIONS AND ABBREVIATIONS:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

Notes to Schedules of Portfolio Investments (continued)

FHLMC:	Federal Home Loan Mortgage Corp.	LB-UBS:	Lehman Brothers-Union Bank of Switzerland
FNMA:	Federal National Mortgage Association	MTN:	Medium-Term Notes
GNMA:	Government National Mortgage Association	PLC:	Publlic Limited Company
GSMPS:	Goldman Sachs Mortgage Participation Securities	REMICS:	Real Estate Mortgage Investment Conduits
GSR:	Goldman Sachs REMIC	TBA:	To Be Announced
IO:	Interest Only

VALUATION OF INVESTMENTS

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Equity securities primarily traded on an international securities exchange and equity securities traded on NASDAQ or in a U.S. or non-U.S. over-the-counter market are valued at the market’s official closing price, or, if there are no trades on the applicable date, at the last quoted bid price. In addition, if the applicable market does not offer an official closing price or if the official closing price is not representative of the overall market, equity securities primarily traded on an international securities exchange and equity securities traded in a non-U.S. over-the-counter market are valued at the last quoted sales price. The Funds’ investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Funds (the “Board”).

Fixed-income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Debt obligations (other than short-term debt obligations that have 60 days or less remaining until maturity) will be valued using the evaluated bid price or the mean price provided by an authorized pricing service. Futures contracts for which market quotations are readily available are valued at the settlement price as of the close of the futures exchange. Short term debt obligations (debt obligations with maturities of one year or less at the time of issuance) that have 60 days or less remaining until maturity will be valued at amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between such securities and yield to maturity in determining value.

Under certain circumstances, the value of certain Fund investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Pricing Committee is the committee formed by the Board to make fair value determinations for such investments. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not deemed to be readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if AMG Funds LLC (formerly Managers Investment Group LLC) (the “Investment Manager”) believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee seeks to determine the price that the Fund might reasonably expect to receive from a current sale of that investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental analytical data and press releases relating to the investment and its issuer; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing, as of the most recent quarter end, all outstanding securities fair valued by the Pricing Committee, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets. Under certain circumstances, on behalf of a fund that invests in international securities, the Investment Manager or applicable subadvisor may recommend an adjustment of such prices based on its determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which each Fund calculates its NAV. The Board has also adopted a policy that securities held in a fund that invests in international securities and certain foreign debt obligations held by a fund, in each case, that can be fair valued by the applicable fair value pricing service are fair valued on each business day without regard to a “trigger” (e.g., without regard to invoking fair value based upon a change in a U.S. equity securities index exceeding a pre-determined level). The Funds may invest in securities that may be thinly traded. The Board has adopted procedures to adjust prices of securities that are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level

Notes to Schedules of Portfolio Investments (continued)

hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and defaults) or other market corroborated inputs) (e.g., debt securities, government securities, foreign exchange currency contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Funds’ own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

SECURITIES TRANSACTED ON A WHEN ISSUED BASIS

The AMG Managers Intermediate Duration Government Fund entered into To Be Announced (“TBA”) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities. Each contract is marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

FUTURES CONTRACTS

A Fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital shares transactions. There are certain risks associated with futures contracts. Prices may not move as expected or a Fund may not be able to close out the contract when it desires to do so, resulting in losses. Futures are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. All futures contracts are exchange traded.

DELAYED DELIVERY TRANSACTIONS AND WHEN-ISSUED SECURITIES

The Funds may enter into securities transactions on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Funds’ Schedules of Portfolio Investments. With respect to purchase commitments, the Funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Funds’ Statement of Assets and Liabilities. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

AMG GW&K Enhanced Core Bond Fund

Schedule of Portfolio Investments (unaudited)

March 31, 2015

	Principal Amount	Value
Corporate Bonds and Notes—60.4%
Financials—16.1%
Ally Financial, Inc., 8.000%, 03/15/20	$550,000	$657,250
American Tower Corp.,
5.050%, 09/01/20	355,000	392,592
7.250%, 05/15/19	1,120,000	1,317,021
Associates Corp. of North America, 6.950%, 11/01/18	725,000	845,019
Bank of America Corp., Series M, 8.125%, 12/29/49[1]	645,000	699,019
Crown Castle International Corp., 5.250%, 01/15/23	700,000	738,500
General Electric Capital Corp., Series GMTN, 6.000%, 08/07/19	775,000	906,220
The Goldman Sachs Group, Inc., 6.125%, 02/15/33	1,445,000	1,848,481
International Lease Finance Corp., 8.250%, 12/15/20	550,000	671,000
JPMorgan Chase & Co., Series 1, 7.900%, 04/29/49[1]	1,195,000	1,292,094
Morgan Stanley, Series GMTN, 5.500%, 07/28/21	750,000	871,229
The PNC Financial Services Group, Inc., 6.750%, 07/29/49[1]	1,215,000	1,354,725
Wells Fargo & Co., Series K, 7.980%, 03/29/49[1]	1,215,000	1,336,500
Weyerhaeuser Co., 8.500%, 01/15/25	1,340,000	1,790,988
Total Financials		14,720,638
Industrials—44.3%
Actavis Funding SCS, 3.800%, 03/15/25	1,000,000	1,034,119
Alcoa, Inc., 5.125%, 10/01/24	855,000	916,809
ArcelorMittal, 10.600%, 06/01/19 (b)	530,000	650,244
BorgWarner, Inc., 3.375%, 03/15/25	1,000,000	1,031,414
Burlington Northern Santa Fe LLC, 6.150%, 05/01/37	1,335,000	1,795,168
Calumet Specialty Products Partners L.P. / Calumet Finance Corp., 7.625%, 01/15/22	600,000	609,000
CenturyLink, Inc., Series S, 6.450%, 06/15/21	605,000	655,669
CF Industries, Inc., 7.125%, 05/01/20	1,435,000	1,730,977
Chesapeake Energy Corp., 6.125%, 02/15/21	615,000	625,762
Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp., 6.375%, 03/15/24	500,000	435,000
Comcast Corp., 7.050%, 03/15/33	660,000	938,954
CONSOL Energy, Inc., 5.875%, 04/15/22	500,000	455,000
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.,
5.000%, 03/01/21	550,000	612,967
5.200%, 03/15/20	1,000,000	1,129,890
Energy Transfer Equity, L.P., 7.500%, 10/15/20	570,000	641,250
Ford Motor Co., 7.450%, 07/16/31	670,000	927,428
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc., 6.750%, 02/01/22	765,000	812,812
Frontier Communications Corp., 8.500%, 04/15/20	565,000	637,037
General Motors Co., 6.250%, 10/02/43	750,000	922,171

1

AMG GW&K Enhanced Core Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials—44.3% (continued)
Georgia-Pacific LLC, 8.000%, 01/15/24	$645,000	$857,191
Hornbeck Offshore Services, Inc., 5.875%, 04/01/20	600,000	519,000
Host Hotels & Resorts, L.P., Series C, 4.750%, 03/01/23	815,000	879,805
International Paper Co., 7.500%, 08/15/21	675,000	849,188
L-3 Communications Corp., 4.950%, 02/15/21	1,185,000	1,312,271
Lear Corp.,
4.750%, 01/15/23	600,000	606,000
5.375%, 03/15/24	350,000	364,000
The Mosaic Co., 4.250%, 11/15/23	840,000	897,453
Newfield Exploration Co., 5.375%, 01/01/26	500,000	506,000
NuStar Logistics, L.P., 6.750%, 02/01/21	450,000	477,020
Offshore Group Investment, Ltd., 7.500%, 11/01/19	1,000,000	575,000
Owens Corning, 4.200%, 12/15/22	855,000	893,666
Peabody Energy Corp., 6.250%, 11/15/21[2]	850,000	525,937
QVC, Inc., 5.125%, 07/02/22	830,000	883,614
The Ryland Group, Inc., 6.625%, 05/01/20	650,000	705,250
Sprint Corp., 7.875%, 09/15/23	600,000	615,000
Starwood Hotels & Resorts Worldwide, Inc., 4.500%, 10/01/34	1,900,000	1,983,364
Teck Resources, Ltd., 6.125%, 10/01/35	1,425,000	1,381,649
Teekay Corp., 8.500%, 01/15/20	600,000	676,500
Thompson Creek Metals Co., Inc., 9.750%, 12/01/17	525,000	543,375
Time, Inc., 5.750%, 04/15/22 (a)	750,000	735,000
T-Mobile USA, Inc., 6.633%, 04/28/21	280,000	294,350
Tyson Foods, Inc., 4.875%, 08/15/34	845,000	955,659
United Continental Holdings, Inc., 6.375%, 06/01/18	550,000	583,688
Verizon Communications, Inc., 5.150%, 09/15/23	780,000	894,880
Viacom, Inc., 6.875%, 04/30/36	675,000	837,304
Weatherford International, Ltd./Bermuda, 9.625%, 03/01/19	1,218,000	1,396,493
The Williams Cos., Inc., 8.750%, 03/15/32	1,360,000	1,631,482
WPX Energy, Inc., 6.000%, 01/15/22	550,000	514,250
Total Industrials		40,456,060
Total Corporate Bonds and Notes (cost $54,938,685)		55,176,698
Municipal Bonds—6.2%
California State General Obligation, Build America Bonds, 7.550%, 04/01/39	1,175,000	1,842,494
Illinois State General Obligation, 5.365%, 03/01/17	1,150,000	1,234,697
JobsOhio Beverage System, Series B, 3.985%, 01/01/29	745,000	795,146
Metropolitan Transportation Authority NY Revenue, Build America Bonds, 6.668%, 11/15/39	685,000	961,555
New Jersey Economic Development Authority, Series A, 7.425%, 02/15/29 (National Insured)[3]	685,000	862,223
Total Municipal Bonds (cost $5,430,507)		5,696,115

2

AMG GW&K Enhanced Core Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
U.S. Government and Agency Obligations—29.6%
Federal Home Loan Mortgage Corporation—5.8%
FHLMC Gold Pool,
4.500%, 10/01/39	$803,874	$877,199
5.000%, 06/01/26 to 10/01/36	4,058,959	4,462,468
Total Federal Home Loan Mortgage Corporation		5,339,667
Federal National Mortgage Association—20.9%
FNMA,
4.000%, 02/01/26 to 02/01/29	1,523,638	1,628,979
4.500%, 05/01/39	3,435,126	3,792,253
5.000%, 08/01/35	1,350,184	1,502,379
5.500%, 05/01/25 to 02/01/39	7,035,167	7,897,267
6.000%, 02/01/23 to 10/01/40	3,769,331	4,306,285
Total Federal National Mortgage Association		19,127,163
U.S. Treasury Obligations—2.9%
United States Treasury Bond, 6.250%, 08/15/23	1,646,000	2,220,043
United States Treasury Notes, 3.500%, 05/15/20	350,000	386,203
Total U.S. Treasury Obligations		2,606,246
Total U.S. Government and Agency Obligations (cost $26,322,024)		27,073,076
Short-Term Investments—3.2%
Repurchase Agreements—0.5%[4]
Cantor Fitzgerald Securities, Inc., dated 03/31/15, due 04/01/15, 0.150%, total to be received $443,583 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 05/28/15 - 02/20/65, totaling $442,253)	433,581	433,581

	Shares
Other Investment Companies—2.7%[5]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	2,456,492	2,456,492
Total Short-Term Investments (cost $2,890,073)		2,890,073
Total Investments—99.4% (cost $89,581,289)		90,835,962
Other Assets, less Liabilities—0.6%		541,160
Net Assets—100.0%		$91,377,122

3

AMG GW&K Municipal Bond Fund

Schedule of Portfolio Investments (unaudited)

March 31, 2015

	Principal Amount	Value
Municipal Bonds—97.7%
Arizona—3.5%
Arizona Health Facilities Authority, Scottsdale Lincoln Hospital Revenue, 5.000%, 12/01/26	$2,560,000	$3,040,896
Arizona State University, Series A, 5.000%, 07/01/28	3,415,000	4,126,652
Arizona Transportation Board, Subordinated Highway Revenue, Series 2011 A, 5.000%, 07/01/22	2,480,000	2,962,856
Arizona Transportation Board, Subordinated Highway Revenue, Series 2013 A, 5.000%, 07/01/21	1,590,000	1,905,424
Arizona Transportation Board, Subordinated Highway Revenue, Series 2013 A, 5.000%, 07/01/22	4,120,000	5,020,962
Arizona Water Infrastructure Finance Authority Revenue, Series A, 5.000%, 10/01/21	3,020,000	3,659,274
Phoenix Civic Improvement Corp. Senior Lien Wastewater System Revenue, Series 2008, 5.500%, 07/01/20	1,045,000	1,194,017
Total Arizona		21,910,081
California—9.5%
California State Health Facilities Financing Authority Revenue, Saint Joseph Health System, Series A, 5.000%, 07/01/27	1,390,000	1,650,820
California State Tax Exempt General Obligation, 5.000%, 02/01/23	2,165,000	2,596,917
California State Tax Exempt General Obligation, 5.000%, 10/01/23	6,160,000	7,590,352
California State Tax Exempt General Obligation, 5.000%, 09/01/25	1,750,000	1,977,307
Golden State Tobacco Securitization Corp., Series A, 5.000%, 06/01/33	6,000,000	6,946,380
Los Angeles Unified School District General Obligation, Series KRY, 5.250%, 07/01/28	2,100,000	2,493,918
Southern California Public Power Authority, Southern Transmission Project, Series 2008 B, 6.000%, 07/01/27	1,175,000	1,367,406
State of California, 5.000%, 03/01/24	5,000,000	6,158,050
State of California Department of Water Resources Power Supply Revenue, 5.000%, 05/01/22	2,295,000	2,699,815
University of California, Limited Project Revenue, Series G, 5.000%, 05/15/25	4,740,000	5,710,183
University of California, Series AO, 5.000%, 05/15/26	1,500,000	1,869,795
University of California, Series I, 5.000%, 05/15/24	4,000,000	4,972,840
University of California, Series I, 5.000%, 05/15/26	11,355,000	14,096,324
Total California		60,130,107
Colorado—1.7%
Denver City & County Co. Airport Revenue, Series B, 5.000%, 11/15/24	2,750,000	3,289,302
Regional Transportation District County COPS, Series A, 5.000%, 06/01/24	6,000,000	7,238,640
Total Colorado		10,527,942
District of Columbia—2.6%
District of Columbia Public Improvements General Obligation, Series A, 5.000%, 06/01/20	3,030,000	3,542,434
District of Columbia Water & Sewer Authority Public Utility Revenue, Sub Lien, Series C, 5.000%, 10/01/21	5,000,000	6,013,900
District of Columbia Water & Sewer Authority Public Utility Revenue, Sub Lien, Series C, 5.000%, 10/01/24	5,475,000	6,612,869
Total District of Columbia		16,169,203
Florida—5.4%
Florida State Board of Education Capital Outlay, Series 2008 C, 5.000%, 06/01/20	2,845,000	3,279,147
Florida State Board of Education Capital Outlay, Series 2011 C, 5.000%, 06/01/22	3,655,000	4,354,348
Florida State Board of Education Capital Outlay, Series A, 5.000%, 06/01/20	6,455,000	7,501,355
Florida State Board of Education, Series D, 5.000%, 06/01/24	6,565,000	7,770,662
Florida State Department of Transportation, Series B, 5.000%, 07/01/24	1,815,000	2,164,369

4

AMG GW&K Municipal Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Florida—5.4% (continued)
Florida State Turnpike Authority Revenue, Department of Transportation, Series A, 5.000%, 07/01/20	$3,750,000	$4,401,225
JEA Water and Sewer System Revenue, Series 2012 A, 5.000%, 10/01/24	1,670,000	1,973,422
Reedy Creek Improvement District, Utility Revenue, Series 1, 5.000%, 10/01/25	2,000,000	2,392,360
Total Florida		33,836,888
Georgia—2.0%
Atlanta Department of Aviation FAC Charge Revenue, Series A, 5.000%, 01/01/25	1,500,000	1,815,135
Atlanta Water & Wastewater Revenue, 5.000%, 11/01/25	8,830,000	10,927,655
Total Georgia		12,742,790
Illinois—5.1%
Illinois State Finance Authority Revenue, University of Chicago, Series A, 5.000%, 10/01/20	6,800,000	8,019,308
Illinois State Finance Authority Revenue, University of Chicago, Series A, 5.000%, 10/01/23	5,105,000	6,224,680
Illinois State Miscellaneous Revenue, 5.000%, 02/01/24	1,030,000	1,158,801
Illinois State Miscellaneous Revenue, 5.000%, 02/01/25	2,000,000	2,206,700
Illinois State Sales Tax Revenue, Build Illinois, Junior Obligation, 5.000%, 06/15/23	3,570,000	4,316,130
Illinois State Toll Highway Authority, Series A, 5.000%, 12/01/20	4,100,000	4,836,934
Illinois State Toll Highway Authority, Series A, 5.000%, 12/01/22	2,415,000	2,911,959
Metropolitan Pier and Exposition Authority Revenue, McCormick Place Expansion Project, Series 2012 B, 5.000%, 12/15/22	2,095,000	2,529,775
Total Illinois		32,204,287
Indiana—1.4%
Indiana Finance Authority Green Bond, Series A, 5.000%, 02/01/24	4,540,000	5,645,354
Indiana University Student Fee Revenue, Series W-2, 5.000%, 08/01/23	2,750,000	3,406,067
Total Indiana		9,051,421
Kentucky—1.7%
Kentucky Infrastructure Authority, Wastewater & Drinking Water, Series A, 5.000%, 02/01/22	3,270,000	3,807,653
Kentucky State Asset/Liability Commission Agency Fund Revenue, Project NTS-Federal Highway Trust 1st, Series A, 5.250%, 09/01/22	1,600,000	1,957,728
Kentucky State Asset/Liability Commission Agency Fund Revenue, Project NTS-Federal Highway Trust 1st, Series A, 5.250%, 09/01/24	1,515,000	1,854,981
Kentucky Turnpike Authority Revenue, Revitalization Projects, Series A, 5.000%, 07/01/23	2,750,000	3,093,667
Total Kentucky		10,714,029
Massachusetts—4.3%
Massachusetts State Department of Taxation & Finance, Series F, 5.000%, 11/01/24	10,000,000	12,160,100
Massachusetts State Development Finance Agency Revenue, Boston College, Series S, 5.000%, 07/01/23	2,895,000	3,556,942
Massachusetts State Health & Educational Facilities Authority Revenue, Northeastern University, Series 2008 T-1, 5.000%, 10/01/24	1,655,000	1,968,523
Massachusetts State School Building Authority Sales Tax Revenue, Series 2012 A, 5.000%, 08/15/21	2,710,000	3,283,111
University of Massachusetts Building Authority, Series 2, 5.000%, 11/01/21	5,000,000	6,015,800
Total Massachusetts		26,984,476
Michigan—1.5%
Michigan Finance Authority Revenue, Unemployment Obligation, Series 2012 B, 5.000%, 07/01/20	3,190,000	3,677,241

5

AMG GW&K Municipal Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Michigan—1.5% (continued)
Michigan Finance Authority Revenue, Unemployment Obligation, Series 2012 B, 5.000%, 07/01/22	$4,475,000	$4,727,927
Michigan Strategic Fund Limited Obligation Revenue, Cadillac Place Office Building Project, Series 2011, 5.250%, 10/15/23	1,000,000	1,198,790
Total Michigan		9,603,958
Minnesota—0.6%
Minnesota State General Obligation, Series D, 5.000%, 08/01/21	3,325,000	3,951,496
Mississippi—0.5%
Mississippi Development Bank Special Obligation, Madison County Highway Project, Series C, 5.000%, 01/01/22	2,585,000	3,088,144
Missouri—1.5%
University of Missouri, Series A, 5.000%, 11/01/19	5,040,000	5,867,064
University of Missouri, Series A, 5.000%, 11/01/22	3,000,000	3,674,760
Total Missouri		9,541,824
Nebraska—0.4%
Nebraska Public Power District Revenue, Series 2012 B, 5.000%, 01/01/20	2,020,000	2,347,604
New Jersey—3.7%
New Jersey Economic Development Authority, Schools Facilities Construction, Series 2013 NN, 5.000%, 03/01/21	1,910,000	2,142,944
New Jersey Economic Development Authority, Schools Facilities Construction, Series II, 5.000%, 03/01/22	2,000,000	2,247,940
New Jersey Economic Development Authority, Schools Facilities Construction, Series NN, 5.000%, 03/01/26	2,625,000	2,894,955
New Jersey Economic Development Authority, Tobacco and Liquor Tax Revenue, 5.000%, 06/15/20	2,000,000	2,281,060
New Jersey State Turnpike Authority Revenue, Series 2012 B, 5.000%, 01/01/24	2,780,000	3,316,123
New Jersey State Turnpike Authority Revenue, Series A, 5.000%, 01/01/24	1,910,000	2,259,243
New Jersey Transportation Trust Fund Authority, Series 2003 B, 5.250%, 12/15/19	1,290,000	1,450,605
New Jersey Transportation Trust Fund Authority, Series 2011 A, 5.250%, 06/15/24	1,165,000	1,301,596
New Jersey Transportation Trust Fund Authority, Series 2011 B, 5.250%, 06/15/23	1,550,000	1,745,656
Rutgers The State University of New Jersey, Series J, 5.000%, 05/01/24	3,335,000	4,063,898
Total New Jersey		23,704,020
New Mexico—0.3%
New Mexico Finance Authority, Transportation Revenue, Sub Lien, Series A-2, 5.000%, 12/15/20	1,520,000	1,794,071
New York—11.2%
Long Island Power Authority, Series 2012 B, 5.000%, 09/01/23	1,510,000	1,773,948
New York City General Obligation, Series 2008 B-1, 5.250%, 09/01/20	3,200,000	3,641,152
New York City General Obligation, Series 2013 H, 5.000%, 08/01/25	2,070,000	2,496,151
New York City General Obligation, Series E, 5.250%, 08/01/22	3,000,000	3,663,000
New York City General Obligation, Series I, 5.000%, 08/01/24	3,625,000	4,367,436
New York City General Obligation, Series I, 5.000%, 08/01/26	2,500,000	2,978,225
New York City Health & Hospital Corp., Series A, 5.000%, 02/15/23	1,020,000	1,227,692
New York City Transitional Finance Authority Future Tax Secured Revenue, Series C, 5.000%, 11/01/21	1,665,000	2,010,155
New York City Water & Sewer System, Series 2009 A, 5.625%, 06/15/24	2,000,000	2,290,560
New York City Water & Sewer System, Series AA, 5.000%, 06/15/20	2,175,000	2,451,225
New York State Dormitory Authority Revenue, State University Facilities, Series A, 5.000%, 07/01/22	4,180,000	5,037,318

6

AMG GW&K Municipal Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
New York—11.2% (continued)
New York State Dormitory Authority, Personal Income Tax Revenue, Series A, 5.000%, 02/15/25	$5,000,000	$6,095,050
New York State Dormitory Authority, Personal Income Tax Revenue, Series C, 5.000%, 03/15/22	4,635,000	5,505,685
New York State Environmental Facilities Corp., New York City Municipal Water Finance Authority Project, Series C, 5.000%, 06/15/20	4,270,000	4,678,981
New York State Environmental Facilities Corp., New York City Municipal Water Finance Authority Project, Series F, 5.000%, 06/15/21	1,000,000	1,126,320
New York State Thruway Authority Highway & Bridge Trust Fund, Series A, 5.000%, 04/01/20	1,500,000	1,629,180
New York State Thruway Authority, General Revenue Junior Indebtedness, Series A, 5.000%, 05/01/19	10,285,000	11,731,380
New York State Thruway Authority, Series 2012 I, 5.000%, 01/01/21	2,780,000	3,288,351
New York State Urban Development Corp. Revenue, State Personal Income Tax, Series A, 5.000%, 03/15/23	2,600,000	3,077,100
Triborough Bridge & Tunnel Authority Revenue, Series 2013 A, 5.000%, 11/15/22	1,520,000	1,850,235
Total New York		70,919,144
North Carolina—2.4%
North Carolina Eastern Municipal Power Agency, Series 2012 D, 5.000%, 01/01/23[7]	3,000,000	3,517,920
North Carolina State Limited Obligation, Series A, 5.000%, 05/01/22	3,000,000	3,635,250
North Carolina State Limited Obligation, Series C, 5.000%, 05/01/23	6,575,000	8,072,456
Total North Carolina		15,225,626
Ohio—5.9%
American Municipal Power, Inc., 5.000%, 02/15/23	2,500,000	2,938,575
Cleveland Department of Public Utilities Division of Water, Series A, 5.000%, 01/01/22	3,010,000	3,595,866
Miami University, General Receipts Revenue, Series 2011, 5.000%, 09/01/22	1,000,000	1,186,700
Ohio State Adult Correctional Building Fund Project, Series 2013, 5.000%, 10/01/21	2,200,000	2,634,148
Ohio State General Obligation, Series 2012 A, 5.000%, 09/15/21	1,585,000	1,910,353
Ohio State General Obligation, Series A, 5.000%, 09/15/22	8,000,000	9,769,200
Ohio State General Obligation, Series R, 5.000%, 05/01/21	5,215,000	6,246,631
Ohio State University, Series A, 5.000%, 12/01/20	2,570,000	3,001,195
Ohio State Water Development Authority, Series B, 5.000%, 12/01/22	4,930,000	6,068,879
Total Ohio		37,351,547
Oklahoma—0.4%
Oklahoma Capital Improvement Authority, Series A, 5.000%, 07/01/22	2,025,000	2,455,556
Oregon—1.1%
Oregon State Lottery, Revenue Series D, 5.000%, 04/01/21	5,000,000	5,999,650
Tri-County Metro Transportation District of Capital Grant Receipt Revenue, Series 2011 A, 5.000%, 10/01/19	1,030,000	1,188,054
Total Oregon		7,187,704
Pennsylvania—1.3%
Monroeville Finance Authority, University of Pittsburgh Medical Center, 5.000%, 02/15/22	1,330,000	1,590,441
Pennsylvania Economic Development Financing Authority Revenue, Series 2012 B, 5.000%, 07/01/21	3,230,000	3,577,936
Pennsylvania Economic Development Financing Authority Revenue, Series B, 5.000%, 07/01/22	1,690,000	1,785,958
Saint Mary Hospital Authority Health System Revenue, Catholic Health East, Series A, 5.000%, 11/15/26	1,100,000	1,265,495
Total Pennsylvania		8,219,830

7

AMG GW&K Municipal Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
South Carolina—1.6%
Florence County Hospital Revenue, McLeod Regional Medical Center Project, 5.000%, 11/01/28	$2,720,000	$3,224,642
South Carolina Transportation Infrastructure Bank, Series 2012 A, 5.000%, 10/01/21	2,415,000	2,863,876
South Carolina Transportation Infrastructure Bank, Series B, 5.000%, 10/01/21	3,145,000	3,740,128
Total South Carolina		9,828,646
Texas—15.6%
Austin Water & Wastewater System Revenue, Series A, 5.000%, 11/15/22	2,780,000	3,383,983
Central Texas Turnpike System Transportation Commission, Series C, 5.000%, 08/15/31	9,000,000	10,115,730
City Public Service Board of San Antonio TX, Series A, 5.250%, 02/01/24	2,320,000	2,671,387
Cypress-Fairbanks Independent School District, Series C, 5.000%, 02/15/23	5,000,000	6,130,500
Cypress-Fairbanks Independent School District, Series C, 5.000%, 02/15/26	3,760,000	4,580,094
Harris County Cultural Education Facilities Finance Corp., Memorial Herman Health System, Series A, 5.000%, 12/01/25	2,800,000	3,392,060
Houston Combined Utility System Revenue, 1st Lien, Series C, 5.000%, 05/15/21	5,015,000	5,985,352
North Texas Municipal Water District, Water Utility Improvement, 5.250%, 09/01/23	3,250,000	3,982,648
North Texas Tollway Authority Revenue, Special Projects System, 1st Tier, Series A, 5.000%, 01/01/25	5,240,000	6,276,682
North Texas Tollway Authority Revenue, Special Projects System, Series D, 5.250%, 09/01/27	5,695,000	6,818,567
San Antonio Electric & Gas Revenue, Series A, 5.250%, 02/01/25	5,000,000	5,747,200
Texas State A&M University, Series A, 5.000%, 05/15/22	5,730,000	6,995,241
Texas State A&M University, Series B, 5.000%, 05/15/21	4,040,000	4,864,928
Texas State University System, Series A, 5.000%, 03/15/24	3,500,000	4,295,375
Texas Transportation Commission Fund, Series A, 5.000%, 04/01/27	5,000,000	5,987,850
Texas Transportation Commission State Highway Fund, 5.000%, 04/01/23	8,850,000	10,912,847
Texas Transportation Commission State Highway Fund, First Tier, 5.000%, 04/01/21	1,900,000	2,063,115
The University of Texas System, Series A, 5.000%, 08/15/22	4,000,000	4,671,000
Total Texas		98,874,559
Virginia—2.6%
Richmond Public Utility Revenue, Series A, 5.000%, 01/15/25	3,700,000	4,481,440
Virginia College Building Authority, 5.000%, 09/01/22	3,640,000	4,427,805
Virginia College Building Authority, Educational Facilities Authority Revenue, 21st Century College & Equipment Programs, Series B, 5.000%, 02/01/23	2,360,000	2,839,741
Virginia Public Building Authority, Public Facilities Revenue, Series B, 5.000%, 08/01/24	2,320,000	2,675,818
Virginia State College Building Authority, 21st Century Equipment Program, 5.000%, 09/01/23	1,910,000	2,307,223
Total Virginia		16,732,027
Washington—6.0%
Energy Northwest Washington Electric Revenue, Columbia Generating Station, Series 2012 A, 5.000%, 07/01/21	1,930,000	2,312,082
Energy Northwest Washington Electric Revenue, Columbia Generating Station, Series A, 5.000%, 07/01/21	3,250,000	3,908,385
King County Sewer Revenue, Series B, 5.000%, 01/01/24	5,175,000	6,105,724
Port of Seattle Revenue, Series 2012 A, 5.000%, 08/01/23	3,055,000	3,672,110
Spokane Public Facilities District, Series B, 5.000%, 12/01/20	1,000,000	1,172,650

8

AMG GW&K Municipal Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Washington—6.0% (continued)
State of Washington, Series 2010 B, 5.000%, 01/01/22	$2,755,000	$3,206,517
Tacoma Electric System Revenue, Series A, 5.000%, 01/01/20	2,725,000	3,169,638
Washington Health Care Facilities Authority Revenue, Providence Health Services, Series 2012 A, 5.000%, 10/01/21	1,510,000	1,803,891
Washington State Federal Highway Grant, Senior 520 Corridor Program, 5.000%, 09/01/20[7]	3,695,000	4,331,094
Washington State General Obligation, Motor Fuel Tax Revenue, Series 2012 E, 5.000%, 02/01/21	3,000,000	3,579,300
Washington State General Obligation, Series 2010 A, 5.000%, 08/01/20	3,850,000	4,465,731
Total Washington		37,727,122
Wisconsin—3.9%
Wisconsin State Department of Transportation Revenue, Series 1, 5.000%, 07/01/21[6]	5,000,000	5,981,800
Wisconsin State Department of Transportation Revenue, Series 1, 5.000%, 07/01/23	2,400,000	2,761,200
Wisconsin State Department of Transportation Revenue, Series 1, 5.000%, 07/01/26	2,470,000	2,835,140
Wisconsin State Department of Transportation Revenue, Series 1, 5.000%, 07/01/21	4,385,000	5,082,303
Wisconsin State General Obligation, Series 1, 5.000%, 05/01/20	3,745,000	4,404,532
Wisconsin State General Obligation, Series 2, 5.000%, 05/01/24	3,170,000	3,824,161
Total Wisconsin		24,889,136
Total Municipal Bonds (cost $605,091,445)		617,713,238

	Shares
Other Investment Companies—4.9%[5]
Fidelity Institutional Money Market Tax Exempt Portfolio, Institutional Class, 0.01%[7] (cost $30,873,242)	30,873,242	30,873,242
Total Other Investment Companies (cost $30,873,242)	30,873,242
Total Investments—102.6% (cost $635,964,687)		648,586,480
Other Assets, less Liabilities—(2.6)%		(16,249,352)
Net Assets—100.0%		$632,337,128

9

AMG GW&K Municipal Enhanced Yield Fund

Schedule of Portfolio Investments (unaudited)

March 31, 2015

	Principal Amount	Value
Municipal Bonds—98.2%
California—7.2%
California Statewide Communities Development Authority Student Housing Revenue, University of California Irvine Campus
Apartments Project, Series 2011, 5.375%, 05/15/38	$1,735,000	$1,950,244
Golden State Tobacco Securitization Corp., Series A, 5.000%, 06/01/45	7,500,000	8,494,950
M-S-R Energy Authority, Natural Gas Revenue, Series A, 7.000%, 11/01/34	1,275,000	1,806,050
M-S-R Energy Authority, Natural Gas Revenue, Series C, 6.500%, 11/01/39	3,075,000	4,276,710
Sacramento County Public Facilities Financing Corporation COPS, 5.750%, 02/01/30	1,935,000	2,210,738
Total California		18,738,692
Colorado—2.0%
Public Authority for Colorado Energy Natural Gas Purchase Revenue, Series 2008, 6.500%, 11/15/38	3,760,000	5,194,666
District of Columbia—3.5%
District of Columbia Ballpark Revenue, Series 2006 B-1, 5.000%, 02/01/31 (National Insured)[3]	3,645,000	3,744,581
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Dulles Metrorail and Capital Improvement Project, Series A, 5.000%, 10/01/53	5,000,000	5,356,000
Total District of Columbia		9,100,581
Florida—6.8%
Alachua County Health Facilities Authority, Shands Teaching Hospital & Clinics, 5.000%, 12/01/44	3,075,000	3,436,835
Martin County Health Facilities Authority, Martin Memorial Medical Center, 5.500%, 11/15/42	4,120,000	4,582,182
Miami Beach Health Facilities Authority, Mt. Sinai Medical Center, 5.000%, 11/15/39	3,515,000	3,896,553
Miami Beach Health Facilities Authority, Mt. Sinai Medical Center, 5.000%, 11/15/44	2,940,000	3,246,583
Seminole Tribe Special Obligation Revenue, Series 2007 A, 5.250%, 10/01/27 (a)	50,000	53,235
Seminole Tribe Special Obligation Revenue, Series 2007 A, 5.500%, 10/01/24 (a)	2,500,000	2,716,975
Total Florida		17,932,363
Georgia—3.0%
Atlanta Water & Wastewater Revenue, 5.000%, 11/01/40	6,915,000	7,973,410
Illinois—6.6%
Illinois State General Obligation, 5.000%, 02/01/39	3,770,000	3,958,952
Illinois State General Obligation, 5.500%, 07/01/38	2,835,000	3,149,628
Metropolitan Pier and Exposition Authority Revenue, McCormick Place Expansion Project, Series 2012 A, 5.000%, 06/15/42	4,785,000	5,231,728
Railsplitter Tobacco Settlement Authority Revenue, 6.000%, 06/01/28	4,105,000	4,886,961
Total Illinois		17,227,269
Indiana—2.3%
Indiana State Finance Authority Hospital Revenue, Community Health Network, Series 2012 A, 5.000%, 05/01/42	5,485,000	6,022,969
Kentucky—0.5%
Owen County Waterworks System Revenue, American Water Co. Project, Series 2009 A, 6.250%, 06/01/39	1,030,000	1,192,750
Louisiana—4.3%
Louisiana Local Government Environmental Facilities and Community Development Authority Hospital Revenue, Series 2010 A, 5.875%, 10/01/40	5,000,000	5,951,800
Saint John the Baptist Parish Revenue, Marathon Oil Corp. Project, Series 2007 A, 5.125%, 06/01/37	5,000,000	5,277,550
Total Louisiana		11,229,350

10

AMG GW&K Municipal Enhanced Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Massachusetts—4.6%
Massachusetts Development Finance Agency Revenue, Cap Cod Healthcare Obligation, 5.250%, 11/15/41	$2,910,000	$3,262,896
Massachusetts Development Finance Agency Revenue, Covanta Energy Project, Series 2012 B, 4.875%, 11/01/42 (a)	5,000,000	5,082,700
Massachusetts Health and Educational Facilities Authority Revenue, Suffolk University, Series 2009 A, 5.750%, 07/01/39	3,360,000	3,830,467
Total Massachusetts		12,176,063
Michigan—2.1%
Michigan State Hospital Finance Authority Revenue, Henry Ford Health System, Series 2009, 5.750%, 11/15/39	4,765,000	5,528,591
Nebraska—2.2%
Central Plains Energy Project, Natural Gas Revenue, 5.000%, 09/01/42	5,350,000	5,822,352
New Hampshire—1.6%
New Hampshire Health and Education Facilities Authority, Southern New Hampshire University, 5.000%, 01/01/42	4,000,000	4,202,800
New Jersey—7.2%
New Jersey Economic Development Authority, School Facilities Construction, Series UU, 5.000%, 06/15/40	3,000,000	3,190,830
New Jersey Economic Development Authority, Tobacco and Liquor Tax Revenue, 5.000%, 06/15/28	1,020,000	1,133,036
New Jersey Economic Development Authority, Tobacco and Liquor Tax Revenue, 5.000%, 06/15/29	1,000,000	1,104,730
New Jersey Economic Development Authority, UMM Energy Partners, Series 2012 A, 5.125%, 06/15/43	4,450,000	4,757,362
New Jersey Health Care Facilities Financing Authority Revenue and Refunding, Barnabas Health Issue, Series 2011 A, 5.625%, 07/01/32	4,095,000	4,776,326
New Jersey Transportation Trust Fund Authority, Series A, 5.000%, 06/15/42	3,765,000	3,988,641
Total New Jersey		18,950,925
New York—8.2%
Chautauqua County Industrial Development Agency Exempt Facility Revenue, NRG Dunkirk Power Project, Series 2009, 5.875%, 04/01/42	4,000,000	4,555,520
Long Island Power Authority, Electric Light & Power Improvements, Series A, 5.000%, 09/01/44	8,515,000	9,538,588
Metropolitan Transportation Authority, Series A, 5.000%, 11/15/43	5,000,000	5,608,300
Port Authority of New York and New Jersey Special Project, JFK International Air Terminal LLC Project, Series 2010, 6.000%, 12/01/42	1,550,000	1,830,178
Total New York		21,532,586
Ohio—1.7%
Butler County Hospital Facilities Revenue, UC Health, Series 2010, 5.500%, 11/01/40	3,710,000	4,330,201
Pennsylvania—7.6%
Lycoming County Authority Health System Revenue, Susquehanna Health System Project, Series 2009 A, 5.750%, 07/01/39	4,915,000	5,315,130
Pennsylvania Economic Development Financing Authority, PA Bridges FINCO LP, 5.000%, 12/31/34	3,000,000	3,309,180
Pennsylvania Economic Development Financing Authority, PA Bridges FINCO LP, 5.000%, 12/31/38	1,750,000	1,915,305
Pennsylvania Economic Development Financing Authority, PA Bridges FINCO LP, 5.000%, 06/30/42	3,160,000	3,446,486
Pennsylvania Higher Educational Facilities Authority, La Salle University, 5.000%, 05/01/42	4,000,000	4,297,000
Philadelphia Gas Works Revenue, Ninth Series, 5.250%, 08/01/40	1,470,000	1,642,166
Total Pennsylvania		19,925,267
Rhode Island—1.7%
Tobacco Settlement Financing Corp./RI, Series A, 5.000%, 06/01/35	2,000,000	2,190,040

11

AMG GW&K Municipal Enhanced Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Rhode Island—1.7% (continued)
Tobacco Settlement Financing Corp./RI, Series A, 5.000%, 06/01/40	$2,000,000	$2,162,080
Total Rhode Island		4,352,120
Tennessee—2.1%
Chattanooga-Hamilton County Hospital Authority, 5.000%, 10/01/44	5,000,000	5,487,000
Texas—13.3%
Central Texas Regional Mobility Authority Senior Lien Revenue, Series 2011, 6.000%, 01/01/41	3,420,000	4,089,020
Central Texas Regional Mobility Authority Senior Lien Revenue, Series A, 5.000%, 01/01/43	2,970,000	3,248,675
Central Texas Turnpike System, Series C, 5.000%, 08/15/42	10,100,000	11,105,758
Fort Bend County Industrial Development Corp. Industrial Revenue, Series 2012 A, 4.750%, 05/01/38	2,155,000	2,268,331
Grand Parkway Transportation Corp. 1st Tier Toll Revenue, Series A, 5.500%, 04/01/53	3,870,000	4,352,783
North Texas Tollway Authority Revenue, Second Tier, Series B, 5.000%, 01/01/31	5,350,000	6,087,979
Texas Municipal Gas Acquisition & Supply Corp. Gas Supply Revenue, Senior Lien Series 2008 D, 6.250%, 12/15/26	3,000,000	3,717,330
Total Texas		34,869,876
Utah—2.1%
Utah Transit Authority, Sales Tax Revenue, Series A, 5.000%, 06/15/37	4,675,000	5,389,013
Virgin Islands—2.1%
Virgin Islands Public Finance Authority Matching Fund Loan Notes, Series 2012 A, 5.000%, 10/01/32	5,000,000	5,549,800
Virginia—1.6%
Chesapeake City Expressway Toll Road Revenue, Series 2012 A, 5.000%, 07/15/47	4,000,000	4,310,600
West Virginia—3.9%
West Virginia Economic Development Revenue, Appalachian Power Co. Amos Project, Series 2010 A, 5.375%, 12/01/38[1]	4,085,000	4,519,236
West Virginia Hospital Finance Authority, West Virginia United Health Systems Obligation Group, Series A, 5.500%, 06/01/44	5,000,000	5,754,100
Total West Virginia		10,273,336
Total Municipal Bonds (cost $245,611,620)		257,312,580

	Shares
Other Investment Companies—4.3%[5]
Fidelity Institutional Money Market Tax Exempt Portfolio, Institutional Class, 0.01% (cost $11,221,816)	11,221,816	11,221,816
Total Investments—102.5% (cost $256,833,436)		268,534,396
Other Assets, less Liabilities—(2.5)%		(6,565,512)
Net Assets—100.0%		$261,968,884

12

AMG GW&K Small Cap Core Fund

Schedule of Portfolio Investments (unaudited)

March 31, 2015

	Shares	Value
Common Stocks—99.0%
Consumer Discretionary—14.6%
Grand Canyon Education, Inc.*	197,605	$8,556,296
Hibbett Sports, Inc.*	102,675	5,037,236
Lithia Motors, Inc., Class A	63,445	6,307,067
Monro Muffler Brake, Inc.[2]	46,875	3,049,219
Oxford Industries, Inc.	67,679	5,106,381
Pier 1 Imports, Inc.	181,500	2,537,370
The Ryland Group, Inc.	142,350	6,938,139
Texas Roadhouse, Inc.	220,010	8,014,964
Tumi Holdings, Inc.*	231,931	5,673,032
Tupperware Brands Corp.	68,047	4,696,604
Total Consumer Discretionary		55,916,308
Consumer Staples—1.1%
WD-40 Co.	47,621	4,216,363
Energy—3.2%
Dril-Quip, Inc.*	56,081	3,835,380
Forum Energy Technologies, Inc.*	194,149	3,805,320
Matador Resources Co.*	218,448	4,788,380
Total Energy		12,429,080
Financials—21.5%
American Campus Communities, Inc.	136,865	5,867,403
AMERISAFE, Inc.	84,651	3,915,109
Cathay General Bancorp	131,888	3,752,214
Cohen & Steers, Inc.[2]	131,405	5,381,035
Glacier Bancorp, Inc.	225,490	5,671,073
Iberiabank Corp.	89,387	5,634,063
LegacyTexas Financial Group, Inc.	81,766	1,858,541
MarketAxess Holdings, Inc.	101,036	8,375,884
National Health Investors, Inc.	75,385	5,353,089
Pebblebrook Hotel Trust	146,235	6,810,164
PRA Group, Inc.*	100,254	5,445,797
ProAssurance Corp.	102,855	4,722,073
STAG Industrial, Inc.	216,355	5,088,670
Stifel Financial Corp.*	126,990	7,079,693
Texas Capital Bancshares, Inc.*	101,885	4,956,705
Webster Financial Corp.	69,495	2,574,790
Total Financials		82,486,303

	Shares	Value
Health Care—14.3%
Air Methods Corp.*	78,945	$3,678,048
Analogic Corp.	49,249	4,476,734
Cantel Medical Corp.	75,902	3,605,345
Catalent, Inc.*	132,212	4,118,404
Cepheid, Inc.*	75,270	4,282,863
Globus Medical, Inc., Class A*	216,001	5,451,865
HMS Holdings Corp.*,2	112,715	1,741,447
ICU Medical, Inc.*	71,585	6,667,427
IPC Healthcare, Inc.*	87,460	4,079,134
Medidata Solutions, Inc.*	89,270	4,377,801
West Pharmaceutical Services, Inc.	143,110	8,616,653
Wright Medical Group, Inc.*	139,600	3,601,680
Total Health Care		54,697,401
Industrials—17.9%
CLARCOR, Inc.	94,879	6,267,707
The Corporate Executive Board Co.	88,977	7,105,703
Healthcare Services Group, Inc.	181,425	5,829,185
Heartland Express, Inc.	276,740	6,575,342
HEICO Corp.[2]	61,366	3,747,622
HEICO Corp., Class A	24,969	1,236,964
Mobile Mini, Inc.	114,320	4,874,605
Primoris Services Corp.	206,627	3,551,918
Proto Labs, Inc.*	70,383	4,926,810
RBC Bearings, Inc.	70,667	5,408,852
Ritchie Bros. Auctioneers, Inc.[2]	208,211	5,192,782
The Toro Co.	88,143	6,180,587
Universal Forest Products, Inc.	71,830	3,985,128
US Ecology, Inc.	77,460	3,870,676
Total Industrials		68,753,881
Information Technology—18.0%
Aspen Technology, Inc.*	120,580	4,641,124
Blackbaud, Inc.	134,110	6,354,132
Cardtronics, Inc.*	100,620	3,783,312
Cavium, Inc.*	89,610	6,346,180
Cognex Corp.*	170,820	8,470,964
EPAM Systems, Inc.*	72,825	4,463,444
FEI Co.	88,394	6,747,998
LogMeln, Inc.*	80,306	4,496,333

13

AMG GW&K Small Cap Core Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology—18.0% (continued)
Power Integrations, Inc.	98,508	$5,130,297
Rofin-Sinar Technologies, Inc.*	100,232	2,428,621
SciQuest, Inc.*	151,450	2,564,049
Solera Holdings, Inc.	77,066	3,981,230
Tyler Technologies, Inc.*	78,906	9,510,540
Total Information Technology		68,918,224
Materials—5.7%
Balchem Corp.	65,485	3,626,559
Compass Minerals International, Inc.	44,229	4,122,585
Flotek Industries, Inc.*	142,750	2,104,135
KapStone Paper and Packaging Corp.	174,440	5,728,610
Silgan Holdings, Inc.	111,165	6,462,021
Total Materials		22,043,910
Utilities—2.7%
Cleco Corp.	64,250	3,502,910
NorthWestern Corp.	127,162	6,840,044
Total Utilities		10,342,954
Total Common Stocks (cost $318,563,303)		379,804,424

	Principal Amount
Short-Term Investments—3.5%
Repurchase Agreements—2.8%[4]
BNP Paribas Securities Corp., dated 03/31/15, due 04/01/15, 0.130%, total to be received $546,903 (collaterized by various U.S. Government Agency Obligations, 1.625% - 6.000%, 06/01/16 - 03/01/45, totaling $557,839)	$546,901	546,901

	Principal Amount	Value
Cantor Fitzgerald Securities, Inc., dated 03/31/15, due 04/01/15, 0.150%, total to be received $2,597,980 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 05/28/15 - 02/20/65, totaling $2,649,929)	$2,597,969	$2,597,969
Daiwa Capital Markets America, dated 03/31/15, due 04/01/15, 0.180%, total to be received $2,597,982 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.000%, 02/15/16 - 03/01/48, totaling $2,649,929)	2,597,969	2,597,969
Merrill Lynch, Pierce, Fenner & Smith, Inc., dated 03/31/15, due 04/01/15, 0.150%, total to be received $2,597,980 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.000%, 06/01/15 - 04/01/45, totaling $2,649,928)	2,597,969	2,597,969
Nomura Securities International, Inc., dated 03/31/15, due 04/01/15, 0.130%, total to be received $2,597,978 (collateralized by various U.S. Government Agency Obligations, 1.280% - 7.500%, 08/18/15 - 03/20/65, totaling $2,649,928)	2,597,969	2,597,969
Total Repurchase Agreements		10,938,777

	Shares
Other Investment Companies—0.7%[5]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	2,550,280	2,550,280
Total Short-Term Investments (cost $13,489,057)		13,489,057
Total Investments—102.5% (cost $332,052,360)		393,293,481
Other Assets, less Liabilities—(2.5)%		(9,491,704)
Net Assets—100.0%		$383,801,777

14

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At March 31, 2015, the approximate cost of investments for federal income tax purposes and the aggregate gross unrealized appreciation and/or depreciation based on tax cost were:

Fund	Cost	Appreciation	Depreciation	Net
AMG GW&K Enhanced Core Bond Fund	$89,581,523	$2,854,633	$(1,600,194)	$1,254,439
AMG GW&K Municipal Bond Fund	635,964,687	13,176,484	(554,691)	12,621,793
AMG GW&K Municipal Enhanced Yield Fund	256,914,508	12,022,397	(402,509)	11,619,888
AMG GW&K Small Cap Core Fund	332,025,468	73,287,286	(12,019,273)	61,268,013

*	Non-income producing security.
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At March 31, 2015, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
AMG GW&K Enhanced Core Bond Fund	$735,000	0.8%
AMG GW&K Municipal Enhanced Yield Fund	7,852,910	3.0%

(b)	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.

[1]	Variable Rate Security. The rate listed is as of March 31, 2015, and is periodically reset subject to terms and conditions set forth in the debenture.
[2]	Some or all of these shares were out on loan to various brokers as of March 31, 2015, amounting to the following:

Fund	Market Value	% of Net Assets
AMG GW&K Enhanced Core Bond Fund	$39,445,313	43.2%
AMG GW&K Small Cap Core Fund	10,643,535	2.8%

[3]	Securities in the portfolio backed by insurance of financial institutions and financial guaranty assurance agencies. At March 31, 2015, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
AMG GW&K Enhanced Core Bond Fund	$862,223	0.9%
AMG GW&K Municipal Enhanced Yield Fund	3,744,581	1.4%

[4]	Collateral received from brokers for securities lending was invested in these short-term investments.
[5]	Yield shown represents the March 31, 2015, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[6]	All or part of the security is a delayed delivery transaction. The market value of delayed delivery securities at March 31, 2015, amounted to the following:

Fund	Market Value	% of Net Assets
AMG GW&K Municipal Bond Fund	$10,108,452	1.6%

[7]	Some of the theses securities are segregated as collateral for delayed delivery transactions. At March 31, 2015, the value of theses securities amounted to the following:

Fund	Market Value	% of Net Assets
AMG GW&K Municipal Bond Fund	$10,108,452	1.6%

15

Notes to Schedules of Portfolio Investments (continued)

VALUATION OF INVESTMENTS

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Equity securities traded on an international securities exchange and equity securities traded on NASDAQ or in a U.S. or non-U.S. over-the-counter market are valued at the market’s official closing price, or, if there are no trades on the applicable date, at the last quoted bid price. In addition, if the applicable market does not offer an official closing price or if the official closing price is not representative of the overall market, equity securities traded on an international securities exchange and equity securities traded in a non-U.S. over-the-counter market are valued at the last quoted sales price. The Fund’s investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Fund (the “Board”).

Fixed-income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Debt obligations (other than short term debt obligations that have 60 days or less remaining until maturity) will be valued using the evaluated bid price or the mean price provided by an authorized pricing service. Short-term debt obligations (debt obligations with maturities of one year or less at the time of issuance) that have 60 days or less remaining until maturity will be valued at amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between such securities and yield to maturity in determining value.

Under certain circumstances, the value of certain Fund investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Pricing Committee is the committee formed by the Board to make fair value determinations for such investments. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not deemed to be readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if AMG Funds LLC (the “Investment Manager”) believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee seeks to determine the price that the Fund might reasonably expect to receive from a current sale of that investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental analytical data and press releases relating to the investment and its issuer; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Pricing Committee, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

Portfolio investments that trade on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets. Under certain circumstances, on behalf of a fund that invests in international securities, the Investment Manager or applicable subadvisor may recommend an adjustment of such prices based on its determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which the Fund calculates its NAV. The Board has also adopted a policy that securities held in a fund that invests in international securities and certain foreign debt obligations held by a fund, in each case, that can be fair valued by the applicable fair value pricing service are fair valued on each business day without regard to a “trigger” (e.g., without regard to invoking fair value based upon a change in a U.S. equity securities index exceeding a predetermined level). The Fund may invest in securities that may be thinly traded. The Board has adopted procedures to adjust prices of securities that are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

16

Notes to Schedules of Portfolio Investments (continued)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following tables summarize the inputs used to value the Funds’ net assets by the fair value hierarchy levels as of March 31, 2015:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG GW&K Enhanced Core Bond Fund
Investments in Securities
Corporate Bonds and Notes†	—	$55,176,698	—	$55,176,698
Municipal Bonds	—	5,696,115	—	5,696,115
U.S. Government and Agency Obligations†	—	27,073,076	—	27,073,076
Short-Term Investments
Repurchase Agreements	—	433,581	—	433,581
Other Investment Companies	$2,456,492	—	—	2,456,492

Total Investments in Securities	$2,456,492	$88,379,470	—	$90,835,962

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG GW&K Municipal Bond Fund
Investments in Securities
Municipal Bonds††	—	$617,713,238	—	$617,713,238
Other Investment Companies	$30,873,242	—	—	30,873,242

Total Investments in Securities	$30,873,242	$617,713,238	—	$648,586,480

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG GW&K Municipal Enhanced Yield Fund
Investments in Securities
Municipal Bonds††	—	$257,312,580	—	$257,312,580
Other Investment Companies	$11,221,816	—	—	11,221,816

Total Investments in Securities	$11,221,816	$257,312,580	—	$268,534,396

17

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG GW&K Small Cap Core Fund
Investments in Securities
Common Stocks†††	$379,804,424	—	—	$379,804,424
Short-Term Investments
Repurchase Agreements	—	$10,938,777	—	10,938,777
Other Investment Companies	2,550,280	—	—	2,550,280

Total Investments in Securities	$382,354,704	$10,938,777	—	$393,293,481

†	All corporate bonds and notes and U.S. government and agency obligations held in the Funds are level 2 securities. For a detailed breakout of the corporate bonds and notes and U.S. government and agency obligations by major industry or agency classification, please refer to the respective Schedule of Portfolio Investments.
††	All municipal bonds held in the Funds are Level 2 securities. For a detailed breakout of the bonds by major classification, please refer to the respective Schedule of Portfolio Investments.
†††	All common stocks held in the Funds are Level 1 securities. For a detailed breakout of the common stocks by major industry classification, please refer to the respective Schedule of Portfolio Investments.

As of March 31, 2015, the Funds had no transfers between levels from the beginning of the reporting period.

INVESTMENTS DEFINITIONS AND ABBREVIATIONS:

COPS:	Certificates of Participation
FHLMC:	Federal Home Loan Mortgage Corp.
FNMA:	Federal National Mortgage Association
GMTN:	Global Medium-Term Notes
National:	National Public Finance Guarantee Corp.

18

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS II

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date: May 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date: May 28, 2015

By:	/s/ Donald S. Rumery
Donald S. Rumery, Principal Financial Officer

Date: May 28, 2015